IDS Life Series Fund, Inc.
PAGE
IDS
Life Series
Fund, Inc.

1995 semiannual report

Offers six portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance
Policies.

Managed by
IDS Life Insurance Company
PAGE
Contents

From the president            3

Equity Portfolio
From the portfolio manager         4
Ten largest holdings               5

Income Portfolio
From the portfolio manager         6
Ten largest holdings               7

Money Market Portfolio
From the portfolio manager         8

Managed Portfolio
From the portfolio manager         9
Ten largest holdings               10

Government Securities Portfolio
From the portfolio manager         11

International Equity Portfolio
From the portfolio manager         12
Ten largest holdings               13

All portfolios
Financial statements               14
Notes to financial statements      21
Investments in securities          32
Directors and officers             59
PAGE
To our policyowners

(picture of Richard W. Kling)
president

From the president

Diversification and balance continue to be critical elements in a financial strategy.
IDS Life Series Fund provides those elements through its six investment options.

You can allocate your policy's value among these portfolios.
However, it should be
noted that the six investment options may not be available under all policies. See the prospectus for your life insurance policy to see which portfolios are available.

In their comments on the following pages, the funds' portfolio managers review the first half of the fiscal year, which ended on Oct. 31, 1995.

Sincerely,


Richard W. Kling
President
IDS Life Series Fund, Inc.
PAGE
To our policyowners
Equity Portfolio

(picture of Matin G. Hurwitz)
portfolio manager

From the portfolio manager

Our aggressive investment strategy, which included an emphasis on stocks of high-technology companies, paid off extremely well during the first half of the fiscal year
(May through October, 1995). For the six months, investors were rewarded with a net asset value* increase of just over 22%.

Stocks enjoyed an excellent environment during the period, highlighted by a moderate rate of inflation, ongoing economic growth and often-impressive corporate profits. No sector responded better to these conditions than did growth stocks _ those of companies boasting rapidly growing profits.

Within the growth group, technology-related stocks recorded the greatest gains. Particularly strong were the stocks of semiconductor companies, whose products related to the development of the "information superhighway" garnered tremendous investor interest.

The portfolio was especially well-positioned for this trend because of its substantial holdings in the technology sector _ nearly half the portfolio at times. We also owned a number of healthcare-related stocks, which also generated good results. Also benefiting performance was our decision to hold a relatively small amount of cash reserves, preferring instead to keep the great majority of our assets in stocks.

As we move into the second half of the fiscal year, we continue to see bright, long-term prospects for technology stocks and are maintaining a substantial exposure to that sector. We are especially optimistic about the prospects for stocks of "networking" companies, which provide products that facilitate voice, data and video communication. In addition, we have added more stocks of smaller companies to take advantage of their flexibility in responding to business opportunities presented by the marketplace.

Martin G. Hurwitz
*Net asset value does not reflect reinvested dividends or expenses that apply to the subaccounts or to the insurance policy.

PAGE

Your portfolio's ten largest holdings
Equity Portfolio

(pie chart) The ten holdings listed here make up 14.44% of the portfolio's net assets

                                      Percent          Value
                  (of portfolio's net assets)(as of October 31, 1995)
Cisco Systems                            3.08%   $10,075,000
The leading designer and builder of devices that link
personal computers in powerful networks. Cisco is a leader
in the fast-growing business network market.

IDEXX Laboratories                       2.43        7,946,250
Developer, manufacturer and distributor of biotechnology-
based detection systems.

HBO & Company                            2.25        7,358,000
A health-care information service company that provides a
variety of computer-based information systems and services
to hospitals and their affiliates.

HFS                                      1.24        4,042,500
One of the largest hotel franchisers in the world. The
company also provides operational and administrative
services to its franchises.

3 Com                                    1.22        3,995,000
Provider of connectivity and information sharing for work
groups, departments and corporate environments worldwide.

Broadway & Seymour                       1.00        3,250,000
Information technology solutions for financial services
industry.

Blyth Industries                          .85        2,777,500
Designer, manufacturer and marketer of an extensive line of
candles, scented candles, outdoor citronella candles and
fragrance products, including potpourri, and the company
markets a broad range of related accessories.

Ride Snowboard                            .81        2,653,750
This company offers a range of snowboards, snowboard
bindings, boots, clothing and accessories marketed primarily under the "Ride", "Liquid" and "Cappel" brand names.

Ascend Communications                     .80        2,600,000
The company develops, manufactures, markets, sells and
supports a broad range of high-speed, digital wide, area
network access products.

Citicorp                                  .76        2,465,250
The parent of Citibank, the largest bank in the U.S., it has a substantial worldwide corporate and retail bank presence.

PAGE
To our policyowners
Income Portfolio

(picture of Lorraine R. Hart)
Portfolio manager

From the portfolio manager
A positive environment for bonds and an aggressive investment strategy paid off well for Income Portfolio during the first half of its fiscal year. For policyowners, that resulted in a net asset value* increase of more than 6% for the May through October 1995 period.

Except for a mid-summer dip, bonds enjoyed almost-ideal conditions during the past six months. They included a moderately growing economy, an ongoing low rate of inflation and an overall decline in long-term interest rates. The latter point is always critical to bond performance. That's because rising interest rates depress bond values, while falling rates improve them. Ultimately, that means the net asset value of the portfolio and, therefore, the value of policyowners' principal is similarly affected.

In addition to the positive investment environment, the portfolio's return was enhanced by our strategy of emphasizing bonds with longer-than-average maturities. Such securities benefit the most when interest rates come down, as was the case during the past six months.

As for specific holdings, we kept the majority of the portfolio (about 40%) invested in bonds issued by corporations, followed by U.S. Treasury bonds and mortgage-backed bonds (the latter are issued by agencies of the federal government such as Fannie Mae and Ginnie Mae). We maintained a low level of cash reserves (5% or less), which proved to be appropriate given that our bond holdings provided a much greater return.

Looking ahead to the rest of the fiscal year, we continue to be optimistic about the investment environment. The economy appears to be maintaining a moderate growth pace, and inflation has yet to show signs of getting out of hand. If those factors remain in place, we expect long-term interest rates to decline a bit more and, in the process, provide a boost for bonds Therefore, unless there is major change in the environment, we plan to stick with the basic strategies that proved successful for the portfolio during the first six months.

Lorraine R. Hart
*Net asset value does not reflect reinvested dividends or expenses that apply to the subaccounts or to the insurance policy.
PAGE

Your portfolio's ten largest holdings
Income Portfolio

(pie chart) The ten holdings listed here make up 7.94% of the portfolio's net assets

                                      Percent            Value
                  (of portfolio's net assets)(as of Oct. 31, 1995)
Cox Communication                       1.09%         $512,155
7.625% 2025

Case                                     0.88          411,176
7.25% 2005

First Bank System                        0.85          401,400
6.875% 2007

Norwest                                  0.85          400,068
6.375% 2002

Guang Dong Enterprise                    0.79          373,404
8.75% 2003

Barclays NA Capital                      0.75          354,186
9.75% 2021

Enterprise Rent-A Car                    0.69          322,995
8.75% 1999

TCI Communications                       0.68          320,529
8.75% 2015

Countrywide Funding                      0.68          318,828
8.42% 1999

Banca Italy N.Y.                         .068          317,748
8.25% 2007


Excludes U.S. Treasury and government agency holdings that total
44% of the portfolio's net assets.

PAGE
To our policyowners
Money Market Portfolio

(picture of Gregg Syverson)
Portfolio Manager

From the portfolio manager
Short-term interest rates declined slightly during the first half of the fiscal year (May through October, 1995), resulting in an annual yield on the portfolio of 5.5% at the end of the period. The net asset value* remained at $1 per share. (An investment in the portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1 per share.)

Prompted by a slowdown in the economy and ongoing reports of a low inflation rate, the Federal Reserve Board slightly lowered the federal funds rate (the rate banks charge one another for overnight loans) early in the past period.

As a result, the portfolio's yield dropped modestly during the six months.

As of late November, economic indicators reflected slow economic growth, a high employment rate and a subdued inflation rate. Given this environment, we do not expect significant changes in short-term interest rates during the next several months. Therefore, we plan to keep the portfolio's average maturity fairly short until we are rewarded with higher yields for owning longer-maturing securites.



Gregg Syverson
*Net asset value does not reflect reinvested dividends or expenses that apply to the subaccounts or to the insurance policy.
PAGE
Managed Portfolio

(picture of Deborah L. Pederson)
Portfolio manager

(picture of Betty J.Tebault)
Portfolio manager

From the portfolio managers
Buoyed by strong markets for both stocks and bonds, Managed
Portfolio produced a solid gain during the first half of the fiscal year. As a result, policyowners realized an 8% increase in net asset value* for the May through October, 1995 period.

Stocks and bonds enjoyed an almost ideal environment during the past several months. The economy continued to grow at a reasonably good pace; the inflation rate remained low;
corporations reported generally good-to-excellent profits;
and long-term interest rates came down.

Looking first at stocks (the major portion of the portfolio), our investments in technology, financial services, aerospace, healthcare services, beverage, tobacco and drug companies provided the best performance. On the other hand, our stocks in the energy, retailing, media and industrial sectors lagged behind.

Throughout the period, we modified our stock holdings to give the portfolio an overall more conservative structure.
That included selling our stocks of companies in Latin
America (whose stock markets have been in turmoil for some time) and adding stocks of U.S. blue-chip companies (whose performance, we believe, is more predictable). Ultimately, we expect these changes to make the portfolio's performance less volatile over the long term.

Thanks to falling interest rates, the bond side of the portfolio appreciated in value. Therefore, not only did we earn interest from the bonds, we enjoyed the benefit of rising bond prices as well. During the period, most of our bond investments remained in securities issued by the U.S. government. Our next-highest exposure was to mortgage-backed securities issued by agencies of the federal government. The rest of the assets were spread among a broad variety of bonds issued by corporations, the great majority located in the U.S. Overall, the average quality of our bond holdings remained at a high level.

Given the rapid run-up in the stock and bond markets in 1995, we think the likelihood of a moderate downturn has increased. Therefore, we believe it's appropriate to stay with our somewhat-conservative investment strategy.

If the markets continue to do well, that should allow the portfolio to reap some reward while providing a cushion in the event of a retreat.


Deborah L. Pederson


Betty J. Tebault
*Net asset value does not reflect reinvested dividends or expenses that apply to the subaccounts or to the insurance policy.
PAGE

Your portfolio's ten largest holdings
Managed Portfolio

(pie chart) The ten holdings listed here make up 9.60% of the portfolio's net assets

                                      Percent            Value
                  (of portfolio's net assets)(as of Oct. 31, 1995)
____________________________________________________________
__________________
Philip Morris                           1.15%       $3,042,000
The largest cigarette company, Philip Morris has become the
second largest packaged-food company in the world as a
result of its Kraft acquisition.

Kimberly Clark                           1.10        2,905,000
World's largest manufacturer of tissue products and other
household, personal care and industrial
paper products.

Tyco Intl                                1.01        2,654,775
A diverse, New England-based producer of packaging, cable
manufacturing, fire extinguishing systems,  alarms and
controls, plus miscellaneous simple electronic parts.

Computer Sciences                         .99        2,608,125
An independent provider of information technology
consulting, systems integration and outsourcing to industry
and government.

UNUM                                      .92        2,436,538
Through various subsidiaries, a provider of a broad range of disability, health, life insurance and group pension
products.

Duracell                                  .92        2,435,438
A leading battery company in the world, operating in over 90 countries.

OfficeMax                                 .91        2,400,750
The second-largest company in the office products industry.
The company currently operates 345 office superstores in 39
states.

United Technologies                       .90        2,378,500
A leading worldwide manufacturer of jet engines,
helicopters, heating/air conditioning equipment and
elevators and escalators.

Johnson & Johnson                         .87        2,298,300
A major producer of health-care products, including consumer products, medical and dental devices and products and a wide variety of ethical and over-the-counter drugs.

Time Warner                               .83        2,190,000
One of the world's largest media/entertainment/publishing
companies. Prominent operating units   include Time
magazine, Warner Bros. and HBO.


Excludes U.S. Treasury and government agency holdings that total 16% of the portfolio's net assets.

PAGE
To our policyowners
Government Securities Portfolio

(picture of James W. Snyder)
Portfolio manager

From the portfolio manager
A generally positive environment for fixed-income securities provided the backdrop for another solid advance by Government Securities Portfolio. For the first half of the fiscal year (May through October, 1995), the portfolio produced an increase in net asset value* of just over 5% for policyowners.

With the exception of July, the fixed-income market enjoyed positive returns in each of the past six months. The main factors influencing the market included moderate economic growth and an ongoing low rate of inflation. Ultimately, that combination resulted in falling interest rates _ a trend that automatically boosts the value of fixed-income securities. Naturally, this portfolio benefited as well.

Our performance was further enhanced by our decision to keep a longer-than-average maturity level in the portfolio. That is, the securities we owned had longer maturity periods (the length of time before the principal is paid back to the owner of the security) than the average for this type of portfolio. The longer maturity level, the greater the return when interest rates fall, which is what happened this year.

Consistent with our investment guidelines, we concentrated the majority (about 75%) of our investments in securities issued by the U.S. Treasury. All are of the highest quality and range in maturity from 5 to 30 years. Almost all of the remainder of the portfolio was invested in mortgage-backed securities, which are issued by U.S. government agencies.

As for the rest of the fiscal year, we think the investment environment remains largely positive. The economy continues to move slowly forward, while inflation has yet to reach a threateningly high level. If there is no major change in those factors, we expect interest rates to come down a bit more in the months ahead. As always, that would be good for fixed-income securities and this portfolio.



James W. Snyder
*Net asset value does not reflect reinvested dividends or expenses that apply to the subaccounts or to the insurance policy.
PAGE
To our policyowners
International Equity Portfolio
(picture of Richard Lazarchic)
Portfolio manager

From the portfolio manager
Despite generally poor performances by most foreign markets, sharp stock selection allowed International Equity Portfolio to generate a well-above-average return during the first half of the fiscal year. For the May through October 1995 period, policy-owners were rewarded with a 24.5% increase in net asset value*.

This new portfolio, which commenced operations in the fall of 1994, invests primarily in stocks of foreign companies that we believe have superior growth potential. (The portfolio may also invest in U.S. stocks, but that is likely to be only on a minor scale, if at all.) Although foreign markets can be quite volatile, we believe that, over the long term, such investments offer excellent potential for gain. This was evident in the portfolio's strong performance during the past six months.

Much of the portfolio's gain for the period came in one month _ July, when it was up a remarkable 11%, thanks mainly to a handful of winning stocks: Bankard (a Philippine credit card company), Samsung (a Korean electronics company), Luks International (a Hong Kong investment-holding company) and SGL Carbon (a German manufacturer of carbon and graphite products).

At other times, we also enjoyed success with stocks in a number of other countries.
These included: Bre-X Minerals (a gold-exploration company located in Indonesia that more than doubled in price), Diamond Fields (a Canadian mineral company), Woodside
Petroleum (an Australian energy company) and Kyocera (a semiconductor equipment company in Japan). All in all, we have investments in roughly 28 countries.

Despite the potential for substantial gains, volatility has long been the hallmark of foreign markets, especially the smaller ones in Latin America and Southeast Asia. Therefore, while we are gratified by the portfolio's recent performance, we have not become complacent about the possibility of steep downturns in these markets. Currently, several countries are struggling with weak economies and political problems, which are unlikely to be resolved anytime soon.

That said, we continue to believe there are pockets of opportunity around the world that can allow us to show positive results in the months ahead. Much of our current investment focus is on stocks of consumer-product companies in the food, beverage, retailing and personal-care businesses, particularly in the less-developed countries.

Richard Lazarchic
*Net asset value does not reflect reinvested dividends or expenses that apply to the subaccounts or to the insurance policy.
PAGE

Your portfolio's ten largest holdings
International Equity Portfolio

(pie chart) The ten holdings listed here make up 28.61% of the portfolio's net assets


                                      Percent          Value
                  (of portfolio's net assets)(as of Oct. 31, 1995)
Bre-X Minerals (Canada)                 5.83%       $1,169,982
This company, directly and through joint ventures, is
engaged in the acquisition, exploration and
development of mining properties.

Sun Intl (Bahamas)                       3.93          787,200
This is a holding company and through its subsidiaries
operates hotels, casinos and other leisure
facilities. In addition, it is engaged in real estate and
air transportation.

Irish Life (Ireland)                     2.68          536,355
The company and its subsidiearies are engaged in the
transaction of life assurance and pension
business in Ireland, the United Kingdom, the United States,
the provision of life and non-life
insurance in France and the provision of investment
management services.

Fokus Bank (Norway)                      2.51          503,405
A Norwegian banking company.

De Rigo S.p.A. (Italy)                   2.47          495,000
A manufacturer of spectacles, as well as optical and
photographic equipment.

Wm Data (Sweden)                         2.29          459,287
One of the major computer consultancies in the Nordic
market.

Bankard (Philippines)                    2.27          454,300
The company is engaged  in domestic and international credit card operations and related services.

Barco (Belgium)                          2.25          451,260
This company is a holding company for various companies,
including Barco Automation, a marketer of investment
products for use in the textile, plastics and rubber
industries, Barco Display Systems group, a producer of
monitors for use in the aviation, shipping and vehicle
industries and BARCO Chromatics, a provider of air triaffic
control, energy management and meteorology subsystems.

Qantas Airwarys (Australia)              2.20          441,815
The principal activities of the company are operation of
international and domestic air transportation services,
catering activities, information technology, resort
operations and the sale of world-wide and domestic holiday
tours.

Qingling Motor (Hong Kong)               2.18          436,000
The company is engaged in the production, assembly and sale
of Isuzu light-duty trucks, pickup trucks and minibuses in
the PRC.

PAGE

Statements of assets and liabilities
IDS Life Series Fund, Inc.
Oct. 31, 1995 (Unaudited)

                                    Equity       Income          Money
                               Portfolio      Portfolio         Market
                                                             Portfolio
Assets
________________________________________________________________________________
______
Investments in securities, at value (Note 1)
  (identified cost: $267,361,850; $44,197,545 and
  $12,050,694, respectively)  $331,060,647    $46,622,238  $12,050,694
Cash in bank on demand deposit   2,230,137             --      149,643
Receivable for investment securities sold5,734,006     --           --
Dividends and accrued interest receivable35,700   853,318           --
Receivable (for capital stock sold) from:
  IDS Life subaccounts                  --        209,928      172,063
  IDS Life of New York subaccounts      --         16,184        2,249
________________________________________________________________________________
_______
Total assets                   339,060,490     47,701,668   12,374,649
________________________________________________________________________________
_______

Liabilities
________________________________________________________________________________
_______
Disbursements in excess of cash on demand deposit      --      301,488     --
Dividends payable to shareholders (Note 1)          8,836      260,661
53,744
Payable for investment securities purchased    11,437,892           --     --
Accrued investment management and services fee    197,967       28,307     5,228
Payable (for capital stock redeemed) to:
  IDS Life subaccounts             608,407         52,573           98
  IDS Life of New York subaccounts  42,201         11,851           --
Other accrued expenses              90,377         30,264        7,866
________________________________________________________________________________
_______
Total liabilities               12,385,680        685,144       66,936
________________________________________________________________________________
_______
Net assets applicable to outstanding capital stock$326,674,810$47,016,524
$12,307,713
________________________________________________________________________________
_______

Represented by
________________________________________________________________________________
_______
Capital stock - authorized 10,000,000,000 shares
  of $.001 par value: outstanding, 13,319,730;
  4,594,102 and 12,308,705 shares, respectively$        13,320
$                                    4,594 $       12,309
Additional paid-in capital     232,857,856     45,393,594   12,296,078
Excess of distributions over net investment income(5,675)      (6,867)     --
Accumulated net realized gain (loss) on
  investments                   30,110,512      (799,490)        (674)
Unrealized appreciation of investments and on
  translation of assets and liabilities in foreign
  currencies (Note 4)           63,698,797      2,424,693           --
________________________________________________________________________________
_______
Total - representing net assets applicable to
  outstanding capital stock   $326,674,810    $47,016,524  $12,307,713
________________________________________________________________________________
_______
Net asset value per share of outstanding capital
  stock                   $          24.53$         10.23$           1.00
__________________________________________
_________________________________________________________________________

See accompanying notes to financial statements.
Statements of assets and liabilities (continued)
IDS Life Series Fund, Inc.
Oct. 31, 1995 (Unaudited)

                                  Managed      GovernmentInternational
                                Portfolio      Securities       Equity
                                               Portfolio     Portfolio
Assets
________________________________________________________________________________
_________
Investments in securities, at value (Note 1)
  (identified cost: $237,807,969; $11,364,194 and
  $20,024,143, respectively)  $258,395,575    $12,036,794  $21,388,660
Cash in bank on demand deposit   1,079,816        191,722        7,810
Receivable for investment securities sold3,642,036     --      641,694
Dividends and accrued interest receivable2,070,995172,585       12,661
Receivable (for capital stock sold) from:
  IDS Life subaccounts           1,820,826         51,878       16,392
  IDS Life of New York subaccounts 134,950          2,547           --
________________________________________________________________________________
_________
Total assets                   267,144,198     12,455,526   22,067,217
________________________________________________________________________________
_________

Liabilities
________________________________________________________________________________
_________
Dividends payable to shareholders (Note 1)      2,529,182       62,329     9,017
Payable for investment securities purchased       311,452           --
1,960,028
Accrued investment management and services fee    161,195        7,493
15,630
Unrealized depreciation on foreign currency contracts
  held, at value (Notes 1 and 4)        --             --       32,933
Payable (for capital stock redeemed) to:
  IDS Life subaccounts                  --             53           --
  IDS Life of New York subaccounts 138,086            653          468
Other accrued expenses             103,733          8,714        8,669
________________________________________________________________________________
_________
Total liabilities                3,243,648         79,242    2,026,745
________________________________________________________________________________
_________
Net assets applicable to outstanding capital stock$263,900,550$12,376,284
$20,040,472
________________________________________________________________________________
_________

Represented by
________________________________________________________________________________
_________
Capital stock - authorized 10,000,000,000 shares
   of $.001 par value: outstanding, 17,304,774; 1,195,922
   and 1,565,113 shares, respectively$        17,305$        1,196$        1,565
Additional paid-in capital     239,868,045     11,687,246   16,750,086
Undistributed (excess of distributions over)
   net investment income            29,028        (3,125)        1,048
Accumulated net realized gain on investments    3,182,622       18,367
1,969,814
Unrealized appreciation of investments and on
  translation of assets and liabilities in foreign
  currencies (Note 4)           20,803,550        672,600    1,317,959
________________________________________________________________________________
_________
Total - representing net assets applicable to
  outstanding capital   stock $263,900,550    $12,376,284  $20,040,472
________________________________________________________________________________
_________
Net asset value per share of outstanding capital
  stock                 $           15.25 $         10.35$         12.80
________________________________________________________________________________
______________________________________

See accompanying notes to financial statements.
Statements of operations
IDS Life Series Fund, Inc
Six months ended Oct. 31, 1995 (Unaudited)

                                    Equity         Income        Money
                                 Portfolio      Portfolio       Market
                                                             Portfolio
Investment income
________________________________________________________________________________
__________
Income:
Dividends (net of foreign taxes
    withheld of $1,964 for Equity
    Portfolio)                $    316,957   $      5,163$          --
Interest                         1,090,372      1,621,884      324,540
________________________________________________________________________________
__________
Total income                     1,407,329      1,627,047      324,540
________________________________________________________________________________
__________
Expenses (Note 2):
Investment management and services fee1,032,720   151,453       27,792
Custodian fees                      28,455          5,721        6,375
Audit fees                           8,500          7,500        6,000
Registration fees                   11,500          4,000        1,500
Directors fees                       2,939            562          202
Printing and postage                 6,500          3,000        1,000
Other                                  906            853          174
________________________________________________________________________________
__________
Total expenses                   1,091,520        173,089       43,043
Less expenses reimbursed by IDS Life    --             --        9,692
________________________________________________________________________________
_________
Total expenses - net             1,091,520        173,089       33,351
________________________________________________________________________________
__________
Investment income - net            315,809      1,453,958      291,189
________________________________________________________________________________
__________

Realized and unrealized gain (loss) on investments - net
________________________________________________________________________________
__________
Net realized gain (loss) on investments (Note 3)30,245,567      83,214     (21)
Net change in unrealized appreciation of
  investments and on translation of assets
  and liabilities in foreign currencies25,850,2802,369,760          --
________________________________________________________________________________
__________
Net gain (loss) on investments  56,095,847      2,452,974         (21)

________________________________________________________________________________
__________
Net increase in net assets resulting from
  operations                   $56,411,656     $3,906,932     $291,168
________________________________________________________________________________
__________

See accompanying notes to financial statements.
Statements of operations (continued)
IDS Life Series Fund, Inc
Six months ended Oct. 31, 1995 (Unaudited)

                                   Managed     Government   International
                                 Portfolio     Securities       Equity
                                                Portfolio    Portfolio
Investment income
________________________________________________________________________________
___________
Income:
Dividends (net of foreign taxes withheld of
  $19,972 and $12,816 for Managed Portfolio
  and International Equity Portfolio)$   886,805$          --$    83,277
Interest                         4,984,754        413,497       51,526
________________________________________________________________________________
___________
Total income                     5,871,559        413,497      134,803
________________________________________________________________________________
___________
Expenses (Note 2):
Investment management and services fee872,760      42,272       66,950
Custodian fees                      26,963          3,300       28,688
Audit fees                           8,500          7,250        5,000
Registration fees                   12,000          1,750        1,500
Directors fees                       2,840            263          150
Printing and postage                 7,500          1,250        1,750
Other                                  997            199          186
________________________________________________________________________________
___________
Total expenses                     931,560         56,284      104,224
Less expenses reimbursed by IDS Life    --          7,973       30,227
________________________________________________________________________________
___________
Total expenses - net               931,560         48,311       73,997
________________________________________________________________________________
___________
Investment income - net          4,939,999        365,186       60,806
________________________________________________________________________________
___________

Realized and unrealized gain (loss) on investments - net
________________________________________________________________________________
___________
Realized gain on security transactions (Note 3) 6,203,445       15,792
1,892,740
Realized loss on foreign currency transactions      (188)           --
(4,180)
Realized gain on closed futures contracts       1,161,696           --
81,254
________________________________________________________________________________
___________
Net realized gain on investments 7,364,953         15,792    1,969,814
Net change in unrealized appreciation of
  investments and on translation of assets
  and liabilities in foreign currencies13,093,622 559,725      769,878
________________________________________________________________________________
___________
Net gain on investments         20,458,575        575,517    2,739,692
________________________________________________________________________________
___________
Net increase in net assets resulting from
  operations                   $25,398,574       $940,703   $2,800,498
________________________________________________________________________________
___________

See accompanying notes to financial statements.

PAGE

Statements of changes in net assets
IDS Life Series Fund, Inc.
                             Equity Portfolio       Income Portfolio

Operations and distributionsOct. 31, 1995Apr. 30, 1995Oct. 31, 1995Apr. 30, 1995

                      Six months ended  Year endedSix months endedYear ended
                           (Unaudited)             (Unaudited)
________________________________________________________________________________
____________
Investment income - net $      315,809 $ 1,057,832  $1,453,958$  2,516,555
Net realized gain (loss) on investments 30,245,567   5,224,750     83,214
(497,528)
Net change in unrealized appreciation of
  investments and on translation of assets
  and liabilities in foreign currencies 25,850,280  21,967,759  2,369,760
289,232
________________________________________________________________________________
____________
Net increase in net assets resulting from
  operations                56,411,656  28,250,341   3,906,932  2,308,259
________________________________________________________________________________
____________
Distributions to shareholders from:
Net investment income        (310,176) (1,052,199) (1,430,102)(2,524,594)
Excess distribution of net investment income(5,675)    (5,633)    (6,867)
(8,964)
Net realized gain on investments(76,149)(5,287,266)         --         --
________________________________________________________________________________
____________
Total distributions          (392,000) (6,345,098) (1,436,969)(2,533,558)
________________________________________________________________________________
____________


Capital share transactions (Note 6)
________________________________________________________________________________
____________
Proceeds from sales         32,716,923  65,702,029   6,650,788  5,810,955
Reinvested distributions at net asset value392,000   6,345,098  1,436,969
2,533,558
Payments for redemptions   (3,485,770) (4,780,532) (1,364,447)(4,065,891)
________________________________________________________________________________
____________
Increase in net assets from capital
  share transactions        29,623,153  67,266,595   6,723,310  4,278,622
________________________________________________________________________________
____________
Total increase in net assets          85,642,80989,171,8389,193,2734,053,323
________________________________________________________________________________
____________


Net assets at beginning of period241,032,001151,860,16337,823,25133,769,928
________________________________________________________________________________
____________

Net assets at end of period$326,674,810$241,032,001$47,016,524$37,823,251
________________________________________________________________________________
____________
Excess of distributions over net investment
  income             $         (5,675)$          (5,633)       $       (6,867)
$     (23,856)
________________________________________________________________________________
____________
See accompanying notes to financial statements.
Statements of changes in net assets (continued)
IDS Life Series Fund, Inc.
                          Money Market Portfolio   Managed Portfolio

Operations and distributionsOct. 31, 1995Apr. 30, 1995Oct. 31, 1995Apr. 30, 1995

                      Six months ended  Year endedSix months endedYear ended
                           (Unaudited)             (Unaudited)
________________________________________________________________________________
____________
Investment income - net    $   291,189$     432,873$ 4,939,999$   6,296,763
Net realized gain (loss) on investments       (21)       (454)  7,364,953
(1,326,459)
Net change in unrealized appreciation of
  investments and on translation of assets
  and liabilities in foreign currencies         --          -- 13,093,622
5,313,579
________________________________________________________________________________
____________
Net increase in net assets resulting from
operations                     291,168     432,419 25,398,574  10,283,883
________________________________________________________________________________
____________
Distributions to shareholders from:
Net investment income        (291,189)   (432,873) (4,965,690)(6,295,800)
Excess distribution of net investment income    --          --         --
(41,557)
Net realized gain on investments    --          -- (2,226,152)  (534,853)
________________________________________________________________________________
____________
Total distributions          (291,189)   (432,873) (7,191,842)(6,872,210)
________________________________________________________________________________
____________


Capital share transactions (Note 6)
________________________________________________________________________________
____________
Proceeds from sales          5,307,179   6,252,661  23,733,763 55,602,457
Reinvested distributions at net asset value291,189     432,873  7,191,842
6,872,210
Payments for redemptions   (3,175,234) (6,357,910) (5,217,845)(6,606,482)
________________________________________________________________________________
____________
Increase in net assets from capital
  share transactions         2,423,134     327,624  25,707,760 55,868,185
________________________________________________________________________________
____________
Total increase in net assets          2,423,113327,17043,914,49259,279,858
________________________________________________________________________________
____________


Net assets at beginning of period9,884,6009,557,430219,986,058160,706,200
________________________________________________________________________________
____________

Net assets at end of period$12,307,713  $9,884,600$263,900,550$219,986,058
________________________________________________________________________________
____________
Undistributed net investment income$               --$              --$
29,028                $         54,719
________________________________________________________________________________
____________
See accompanying notes to financial statements.
Statements of changes in net assets (continued)
IDS Life Series Fund, Inc.
                 Government Securities PortfolioInternational Equity Portfolio

Operations and distributionsOct. 31, 1995Apr. 30, 1995Oct. 31, 1995Apr. 30,
1995*

                      Six months ended  Year endedSix months endedYear ended
                           (Unaudited)             (Unaudited)
________________________________________________________________________________
____________
Investment income - net   $    365,186$     671,316$    60,806   $114,571
Net realized gain on investments15,792       6,871   1,969,814        907
Net change in unrealized appreciation or
  depreciation of investments and on translation
  of assets and liabilities in foreign currencies559,725 (34,924) 769,878
548,081
________________________________________________________________________________
____________
Net increase in net assets resulting
  from operations              940,703     643,263   2,800,498    663,559
________________________________________________________________________________
____________
Distributions to shareholders from:
Net investment income        (362,108)   (670,485)    (59,758)  (114,571)
Excess distribution of net investment income(3,125)         --         --  --
Net realized gain on investments    --     (7,702)          --      (907)
________________________________________________________________________________
_____________
Total distributions          (365,233)   (678,187)    (59,758)  (115,478)
________________________________________________________________________________
_____________


Capital share transactions (Note 6)
________________________________________________________________________________
_____________
Proceeds from sales            945,661   1,451,214   8,863,888  7,869,306
Reinvested distributions at net asset value365,233     678,187     59,758
115,478
Payments for redemptions     (950,544) (1,838,864)   (120,722)   (36,057)
________________________________________________________________________________
_____________
Increase in net assets from capital
  share transactions           360,350     290,537   8,802,924  7,948,727
________________________________________________________________________________
_____________
Total increase in net assets         935,820255,613 11,543,664  8,496,808
________________________________________________________________________________
_____________


Net assets at beginning of period11,440,46411,184,8518,496,808         --
________________________________________________________________________________
_____________

Net assets at end of period$12,376,284 $11,440,464 $20,040,472 $8,496,808
________________________________________________________________________________
_____________
Undistributed (excess of distributions over)
  net investment income$       (3,125)$        (3,078)$         1,048$
--
______________________________________________________________
_______________________________
*Period from Oct. 28, 1994 (commencement of operations) to April 30, 1995.

See accompanying notes to financial statements.

PAGE
Notes to financial statements
(Unaudited as to Oct. 31, 1995)

1.  Summary of significant accounting policies

The fund is registered under the Investment
Company Act of 1940, as amended, (the 1940 Act), as a diversified, open-end management investment company. Shares of each portfolio of the fund are sold to IDS Life Insurance Company (IDS Life) subaccounts or IDS Life Insurance Company of New
York subaccounts in connection with the sale of variable insurance contracts.

The significant accounting policies followed by the fund are summarized as follows:

Valuation of securities
All securities are valued at the close of each business day. Securities, other than bonds, traded on national securities exchanges or included in the NASDAQ National Market System, are valued at the last quoted sales price; securities traded in the over-the-counter market and securities for which a last quoted sales price is not readily available are valued at the mean of the closing bid and asking prices; and bonds and other securities are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities in the Equity, Income, Managed, Government Securities and
International Equity portfolios maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.
Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Option transactions
In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Equity, Income, Managed, Government Securities and
International Equity portfolios may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the portfolios pay a premium whether or not the option is exercised. The portfolios also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The portfolios also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The portfolios will realize a gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
          In order to gain exposure to or protect
itself from changes in the market, the Income, Managed, Government Securities and International
Equity portfolios may buy and sell stock index and interest rate future contracts. Risks of entering into future contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the portfolios are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value.
Subsequent payments (variation margin) are made or received by the portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The portfolios recognize a realized gain or loss when the contract is closed or expires.

          Foreign currency translations and
foreign currency contracts
          Securities and other assets and
liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Equity, Income, Managed and International
Equity portfolios also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S.
dollar value of foreign currency underlying all contractual commitments held by the portfolios and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The portfolios are subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities
        At Oct. 31, 1995, investments in
securities for Income Portfolio and Managed
Portfolio included issues that are illiquid. The portfolios currently limit investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 1995 was $627,123 and $506,880, which represents 1.3% and 0.2% of net assets for Income Portfolio and Managed Portfolio, respectively. Pursuant to guidelines adopted by the board of directors, certain unregistered securities are determined to be liquid and are not included in the 10% limitation specified above.

Federal income taxes
Since the fund's policy is to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income taxes is required. Each portfolio is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains
(losses) are recorded by the portfolios.

Dividends to shareholders
At Oct. 31, 1995, dividends were declared of $.001 per share for Equity, $.058 for Income, $.005 for Money Market, $.147 for Managed, $.053 for
Government Securities and $.006 for International
Equity portfolios and were payable Nov. 1, 1995.
Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for the Money Market, Income and Government Securities portfolios and declared and distributed quarterly for the Equity, Managed and International Equity portfolios. Capital gain distributions (if any) will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income including level-yield amortization of premium and discount, is accrued daily.

2.  Investment management and services agreement

The fund has an Investment Management and Services
Agreement with IDS Life.  For its services, IDS
Life is paid a fee based on the aggregate average daily net assets of each of the portfolios. The fee is 0.7% on an annual basis for the Equity, Income, Managed and Government Securities portfolios. For Money Market Portfolio the fee is 0.5% on an annual basis. For International Equity
Portfolio the fee is 0.95% on an annual basis.

IDS Life and American Express Financial
Corporation have an Investment Advisory Agreement which calls for IDS Life to pay American Express
Financial Corporation a fee for investment advice about the fund's portfolios. The fee paid by IDS
Life is 0.25% of Equity, Income, Money Market,
Managed and Government Securities portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.5% of International Equity
Portfolio's average daily net assets for the year.

In addition to paying its own management fee, each portfolio also pays its taxes, brokerage commissions and nonadvisory expenses. Expenses that relate to a particular portfolio, such as custodian fees and registration fees for shares, are paid by that portfolio. Other expenses are allocated to the portfolios in an equitable manner as determined by the fund's board. Each portfolio also pays custodian fees to American Express Trust
Company, an affiliate of IDS Life.

The Investment Management and Services Agreement provides that IDS Life will reimburse the portfolio, if in any year the aggregate ordinary operating expenses of any portfolio exceed the most restrictive expense limitations then in effect under any state securities law or the regulations thereunder. However, commencing April
5, 1989, IDS Life has voluntarily agreed to reimburse each portfolio for operating expenses, excluding the investment management and services fees, which exceed 0.1% on an annual basis of average daily net assets of each portfolio.

3.  Securities transactions

For the six months ended Oct. 31, 1995, cost of purchases and proceeds from sales of securities aggregated $57,325,151 and $55,083,113 for Money
Market Portfolio; cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $233,062,499 and
$228,681,789 for Equity, $16,025,324 and
$9,651,593 for Income, $96,037,149 and $88,559,387
for Managed, $1,760,412 and $1,424,529 for
Government Securities and $21,571,783 and
$13,054,017 for International Equity portfolios.
Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $20,794 and $945 for Equity
Portfolio and Managed Portfolio, respectively, for the six months ended Oct. 31, 1995.

4. Foreign currency contracts

At Oct. 31, 1995, International Equity Portfolio had entered into seven foreign currency exchange contracts that obligate the portfolio to deliver currencies at a specified future date. The unrealized appreciation (depreciation) on these contracts is included in the accompanying financial statements.
The terms of the open contracts are as follows:

International Equity Portfolio

   Currency to         Currency to Unrealized      Unrealized
Exchange datebe delivered be received   appreciation  depreciation
____________________________________________________________
________________
Nov. 1, 1995  950,000       647,315       $  --       $28,413
        Deutsche Mark   U.S. Dollar

Nov. 1 1995   381,426     2,061,000          --         4,196
          U.S. Dollar  Danish Krona

Nov. 2, 1995  203,533       128,509          --           347
          U.S. Dollar British Pound

Nov. 6, 1995   24,260       630,285          --            28
          U.S. DollarPhilippine Peso

Nov. 9, 1995  154,015       390,684          --           554
          U.S. DollarMalaysian Dollar

Nov. 29, 1995 594,750       422,726         228            --
        Deutsche Mark   U.S. Dollar

Nov. 30, 1995 153,230       749,370         377            --
          U.S. Dollar  French Franc
                                          _____      ________
                                           $605       $33,538
5.  Stock index futures contracts

At Oct. 31, 1995, investments in securities in Managed Portfolio included securities valued at $2,092,880 that were pledged as collateral to cover initial margin deposits on 68 purchase contracts. The market value of the open contracts at Oct. 31, 1995 was $19,850,900 with a net unrealized gain of $228,950.

At Oct. 31, 1995, investments in securities in International Equity Portfolio included securities valued at $119,344 that were pledged as collateral to cover initial margin deposits on 11 purchase contracts. The market value of the open contracts at Oct. 31, 1995 was $36,575 with a net unrealized loss of $18,075.

6.  Capital share transactions

Transactions in shares of each portfolio for the six months ended Oct. 31, 1995 and the year ended
April 30, 1995 were as follows:

Number of shares:                         Six months ended Oct. 31, 1995

                                       Money         Government International
                      Equity  Income  Market  ManagedSecurities Equity
                   PortfolioPortfolioPortfolioPortfolioPortfolioPortfolio
__________________________________________________________________
____________________
Shares at beginning of period12,024,4523,924,9899,885,41015,58
9,271              1,160,975 826,111
__________________________________________________________________
____________________Sold1,428,988662,2815,307,6241,585,26192,619 743,795
Issued for reinvested
distributions         16,212 142,645  291,212 478,107   35,737     4,068
Redeemed           (149,922)(135,813)(3,175,541)(347,865)(93,409)(8,861)
__________________________________________________________________
____________________Net increase1,295,278669,1132,423,2951,715,50334,947   739,002
__________________________________________________________________
____________________Shares at end of period13,319,7304,594,10212,308,705   17,304,774
1,195,922          1,565,113
_______________________________________________________________________
        ________________

Number of shares:                             Year ended April  30, 1995

                                       Money         Government International
                      Equity  Income  Market  ManagedSecurities Equity
                   PortfolioPortfolioPortfolioPortfolioPortfolioPortfolio*
__________________________________________________________________
____________________Shares at beginning of year8,391,2593,476,3359,557,747 11,604,807
1,132,254                 --
__________________________________________________________________
____________________Sold3,567,088610,6286,253,1353,963,862148,783818,487
Issued for reinvested
distributions        313,742 266,934  432,907 491,539   69,759    11,275
Redeemed           (247,637)(428,908)(6,358,379)(470,937)(189,821)(3,651)
__________________________________________________________________
____________________Net increase3,633,193448,654327,6633,984,464  28,721   826,111
__________________________________________________________________
____________________Shares at end of year12,024,4523,924,9899,
885,410           15,589,2711,160,975 826,111
__________________________________________________________________
____________________*Period from Oct. 28, 1994 (commencement of operations) to April 30, 1995.

7.   Tax loss carryforward

For federal income tax purposes, the Income
Portfolio and Managed Portfolio had capital loss carryovers at April 30, 1995 of $882,704 and $3,761,754, respectively, which, if not offset by subsequent capital gains, will expire in 2000 through 2004. It is unlikely the board of directors will authorize a distribution of any net realized gain until the portfolio's capital loss carryover has been offset or expires.

8.  Financial highlights

The tables below show certain important financial information for evaluating each portfolio's results.
PAGE

Notes to financial statements
Equity Portfolio
Financial highlights

The tables below show certain important financial information for evaluating each portfolio's results.

Fiscal period ended April 30,
Per share income and capital changes*
                1995**  1995 1994   1993  1992  1991
_________________________________________________________________
_________
Net asset value,
beginning of period$20.05$18.10$16.87$16.01$13.94$12.77
_________________________________________________________________
_________
Income from investment operations:
Net investment income.02 .10  .06    .03   .03   .13

Net gains on
securities (both
realized and unrealized)4.49 2.40   3.26  1.40  2.90  2.09
_________________________________________________________________
_________
Total from investment
operations        4.51  2.50 3.32   1.43  2.93  2.22
_________________________________________________________________
_________
Less distributions:
Dividends from net
investment income(.02) (.10)(.06)  (.03) (.03) (.13)

Distributions from
realized gains   (.01) (.45)(2.03) (.54) (.83) (.92)
_________________________________________________________________
__________
Total distributions(.03)(.55)(2.09)(.57) (.86)(1.05)
_________________________________________________________________
__________
Net asset value, end of period$24.53$20.05$18.10$16.87$16.01$13.94
_________________________________________________________________
__________
Ratios/supplemental data
                1995**  1995 1994   1993  1992  1991
_________________________________________________________________
__________
Net assets, end of period
(in thousands)$326,675$241,032$151,860$87,742$55,265$33,933

Ratio of expenses to average
daily net assets .75%+  .77% .75%   .79%  .80%.80%***

Ratio of net income to average
daily net assets .22%+  .56% .33%   .21%  .17% 1.03%

Portfolio turnover rate
(excluding short-term
securities)        90%  144% 109%    81%   52%   79%

Total return++  22.49%13.87%19.72% 8.92%21.06%18.55%

    *For a share outstanding throughout the period. Rounded to the nearest cent.
  **Six months ended Oct. 31,1995 (Unaudited).
***Commencing on May 1, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.86% for the year ended April 30, 1991.
   +Adjusted to an annual basis.
 ++Total return does not reflect the expenses that apply to the subaccounts or the policies.

PAGE

Income Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*
                1995**  1995 1994   1993  1992 1991
_________________________________________________________________
______
Net asset value,
beginning of period$9.64$9.71$10.19$ 9.40$9.19$8.55
_________________________________________________________________
______
Income from investment operations:

Net investment income.34 .69  .71    .76   .73  .75

Net gains (losses) on
securities (both realized
and unrealized)    .59 (.07)(.48)    .80   .21  .64
_________________________________________________________________
______
Total from investment
operations         .93   .62  .23   1.56   .94 1.39
_________________________________________________________________
______
Less distributions:
Dividends from net
investment income(.34) (.69)(.71)  (.77) (.73)(.75)
_________________________________________________________________
______
Net asset value, end of period$10.23$9.64$ 9.71$10.19$9.40$9.19
_________________________________________________________________
______
Ratios/supplemental data
                1995**  1995 1994   1993  1992 1991
_________________________________________________________________
______
Net assets, end of period
(in thousands) $47,017$37,823$33,770$22,641$16,306$11,949

Ratio of expenses to average
daily net assets .80%+  .80% .80%.80%***80%***.80%***

Ratio of net income to
average daily net assets6.84%+7.23%6.83% 7.66%7.86% 8.41%

Portfolio turnover rate (excluding
short-term securities)   26%  55%    60%   47%  75%   55%

Total return++   9.65% 6.67%2.12% 17.17%10.60%16.77%

   *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Six months ended Oct. 31, 1995 (Unaudited).
***Commencing on May 1, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.83%, 0.88%, and 0.93% for the years ended April 30, 1993, 1992 and 1991, respectively.
   +Adjusted to an annual basis.
 ++Total return does not reflect the expenses that apply to the subaccounts or the policies.

Money Market Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*
                1995**   1995  1994  1993 1992  1991
_________________________________________________________________
________
Net asset value,
beginning of period$1.00$1.00 $1.00 $1.00$1.00 $1.00
_________________________________________________________________
________
Income from investment operations:

Net investment income.03  .04   .03   .03  .05   .07
_________________________________________________________________
________
Total from investment
operations         .03    .04   .03   .03  .05   .07
_________________________________________________________________
________
Less distributions:
Dividends from net
investment income(.03)  (.04) (.03) (.03)(.05) (.07)
_________________________________________________________________
________
Net asset value, end of period$1.00 $1.00$1.00 $1.00$1.00 $1.00
_________________________________________________________________
________
Ratios/supplemental data
                1995**   1995  1994  1993 1992  1991
_________________________________________________________________
________
Net assets, end of period
(in thousands) $12,308 $9,885$9,557$8,181$9,771$9,596

Ratio of expenses to
average daily net assets.60+***.60%***.60%***.60%***.60%***.60%
***

Ratio of net income to
average daily net assets5.33+ 4.45% 2.61%3.00% 4.60%7.06%

Total return++   3.00%  4.50% 2.61% 3.04%4.71% 7.41%

   *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Six months ended Oct. 31, 1995 (Unaudited).
***Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.6% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.78% for the six month period ended Oct. 31, 1995, 0.77%, 0.71%,
  0.74%, 0.75% and 0.86% for the years ended April 30, 1995, 1994, 1993, 1992 and 1991, respectively.
   +Adjusted to an annual basis.
 ++Total return does not reflect the expenses that apply to the subaccounts or the policies.

PAGE

Managed Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*

              1995**  1995  1994    1993  1992    1991
_________________________________________________________________
________
Net asset value,
beginning of period$14.11$13.85$13.84$13.55$13.29$12.80
_________________________________________________________________
________
Income from investment operation:
Net investment income  .30   .44     .42    .44     .48     .57

Net gains on securities
(both realized and unrealized)1.27   .30   1.40    1.44     1.87
1.90
_________________________________________________________________
________
Total from investment
operations      1.57   .74  1.82    1.88   2.35    2.47
_________________________________________________________________
________
Less distributions:
Dividends from net
investment income(.30)(.44)(.42)   (.44)  (.48)   (.57)

Distributions from
realized gains (.13) (.04)(1.39)  (1.15) (1.61)  (1.41)

_________________________________________________________________
________
Total distributions(.43)(.48)(1.81)(1.59)(2.09)  (1.98)
_________________________________________________________________
________
Net asset value, end of
period        $15.25$14.11$13.85  $13.84 $13.55  $13.29

Ratios/supplemental data
              1995**  1995  1994    1993  1992    1991
Net assets, end of period
(in thousands)$263,901$219,986$160,706$100,139$72,366$51,442

Ratio of expenses to
average daily net assets.76%+.78%   .77%   .79%    .80%
 .80%***

Ratio of net income to
average daily net assets4.03%+3.27%2.83%  3.15%   3.40%     4.38%

Portfolio turnover rate
(excluding short-term
securities)      47%  143%  106%    118%   122%     71%

Total return++11.13% 5.47%13.30%  14.03% 17.84%  20.18%

   *For a share outstanding throughout the period. Rounded to the nearest cent.
  **Six months ended Oct. 31, 1995 (Unaudited).
***Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.81% for the year ended April 30, 1991.
   +Adjusted to an annual basis.
 ++Total return does not reflect the expenses that apply to the subaccounts or the policies.

PAGE

Government Securities Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*
               1995** 1995   1994  1993  1992  1991
_________________________________________________________________
_____
Net asset value, beginning
of period       $9.85 $9.88$10.54$ 9.69 $9.44 $8.88
_________________________________________________________________
_____
Income (loss) from investment operations:
Net investment income.31      .59   .60   .63   .66    .67

Net gains (losses) on securities
(both realized and unrealized).50       (.03) (.56)    .94  .28   .56
_________________________________________________________________
_____
Total from investment
operations        .81  .56    .04  1.57   .94  1.23
_________________________________________________________________
_____
Less distributions:
Dividends from net
investment income(.31)      (.59) (.60) (.63) (.66)  (.67)

Distributions from
realized gains      -    -  (.10) (.09) (.03)     -
_________________________________________________________________
_____
Total distributions(.31)    (.59) (.70) (.72) (.69)  (.67)
_________________________________________________________________
_____
Net asset value, end of period$10.35    $9.85$ 9.88 $10.54$9.69 $9.44
_________________________________________________________________
_____

Ratios/supplemental data
               1995** 1995   1994  1993  1992  1991
_________________________________________________________________
_____
Net assets, end of period
(in thousands)$12,376 $11,440$11,185$9,619$7,853$6,314

Ratio of expenses to
average daily net assets.80%+*** .80%***.80%***.80%***.80%***.8
0%***

Ratio of net income to
average daily net assets6.16%+    6.02% 5.59% 6.10%  6.79%7.24%

Portfolio turnover rate
(excluding short-term
securities)       12%  12%    32%   15%   11%   18%

Total return++  8.22% 5.98% 0.16%16.58%10.20%14.30%

   *For a share outstanding throughout the period. Rounded to the nearest cent.
  **Six months ended Oct. 31, 1995 (Unaudited).
***Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.95% for the six month period ended Oct. 31, 1995, 0.87%, 0.85%,
  0.88%, 0.92% and 1.08% for the years ended April 30, 1995, 1994, 1993, 1992 and 1991, respectively.
   +Adjusted to an annual basis.
 ++Total return does not reflect the expenses that apply to the subaccounts or the policies.

International Equity Portfolio
Financial highlights

Fiscal period ended April 30,
Per share income and capital changes*
                       1995***    1995**
______________________________________________________________
Net asset value, beginning
of period               $10.29    $10.00
______________________________________________________________
Income from investment operations:
Net investment income      .05       .15

Net gains on
securities (both realized
and unrealized)           2.51       .29
______________________________________________________________
Total from investment
operations                2.56       .44
______________________________________________________________
Less distributions:
Dividends from net
investment income        (.05)     (.15)

Distributions from
realized gains              --        --
______________________________________________________________
Total distributions      (.05)     (.15)
______________________________________________________________
Net asset value, end of period    $12.80    $10.29
______________________________________________________________

Ratios/supplemental data
                       1995***    1995**
______________________________________________________________
Net assets, end of period
(in thousands)         $20,040    $8,497

Ratio of expenses to
average daily net assets1.05%+#  1.00%+#

Ratio of net income to
average daily net assets .88%+    5.66%+

Portfolio turnover rate
(excluding short-term
securities)               104%       40%

Total return++           24.9%      4.4%

   *For a share outstanding throughout the period. Rounded to the nearest cent.
  **Commencement of operations. Period from Oct. 28, 1994 to April 30, 1995.
*** Six months ended Oct. 31, 1995 (Unaudited).
   # During the fiscal period ended April 30, 1995, IDS Life voluntarily limited total operating expenses to 1.05% of average daily net assets. Had IDS not done so, the ratio of expenses to average daily net assets would have been 1.48% for the six month period ended Oct. 31, 1995 and 1.76% for the period ended April 30, 1995.
   + Adjusted to an annual basis.
 ++ Total return does not reflect the expenses that apply to the subaccounts or the policies.

PAGE

IDS Life Series Fund, Inc.(Percentages represent value of investments
October 31, 1995 (Unaudited)                          compared to net assets)
Equity Portfolio

Common stocks (83.1%)
Issuer                                       Shares         Value(a)
____________________________________________________________
__________________
Airlines (0.4%)
Reno Air                                    150,000(b) $   1,143,750
___________________________________________________
___________________________Aerospace & defense (0.6%)
Loral                                        70,000        2,073,750
___________________________________________________
___________________________Automotive related (0.9%)
Central Parking                              61,000(b)     1,509,750
Miller Industries                            75,000(b)     1,518,750

Total                                                      3,028,500
________________________________________________________________________________________
__
____________________________________________________________
__________________
Banks and savings & loans (1.2%)
Ahmanson (HF) & Co                           57,800        1,445,000
Citicorp                                     38,000        2,465,250

Total                                                      3,910,250
____________________________________________________________
__________________Beverages & tobacco (0.7%)
Canandaigua Wine Cl A                        45,000(b)     2,160,000
____________________________________________________________
__________________Building materials (1.6%)
Beazer Homes USA                             90,000(b)     1,575,000
Centex                                       50,000        1,637,500
Tyco Intl                                    35,000        2,126,250

Total                                                      5,338,750
____________________________________________________________
__________________Chemicals (1.1%)
U.S. Filter                                  72,000(b)     1,674,000
Vogoro                                       42,000        1,821,750

Total                                                      3,495,750
____________________________________________________________
__________________Computers & office equipment (20.0%)
Altron                                       50,000(b)     1,437,500
American Management Systems                  70,000(b)     2,021,250
Avid Technology                              25,000(b)     1,093,750
BTG                                         120,000(b)     1,140,000
Broadway & Seymour                          200,000(b)     3,250,000
Brock Control Systems                       100,000(b)       787,500
Ceridian                                     45,000(b)     1,957,500
Checkfree                                    90,000(b)     1,901,250
Cisco Systems                               130,000(b)    10,075,000
Computer Horizons                            66,000(b)     1,716,000
Datastream Systems                           15,000(b)       333,750
First Data                                   30,000        1,983,750
FORE Systems                                 45,000(b)     2,385,000
Gateway 2000                                 53,000(b)     1,768,875
Ikos Systems                                180,000(b)     2,115,000
Manugistics Group                            85,000(b)     1,466,250
MicroAge                                     69,200(b)       579,550
Natl Data                                    60,000        1,590,000
NETCOM On-line Communications Services       18,000(b)     1,048,500
Network General                              50,000(b)     2,075,000
Novell                                      120,000(b)     1,980,000
Pace Health Management                       60,000(b)       277,500
Parametric Technology                        35,000(b)     2,340,625
Physicians Computer Networks                220,000(b)     1,512,500
Pinnacle Systems                             40,000(b)     1,255,000
Planar Systems                               52,600(b)       913,925
Radisys                                     100,000(b)     1,162,500
Read-rite                                    45,000(b)     1,569,375
Sanmina                                      39,800(b)     2,149,200
Sierra On-Line                               45,000(b)     1,676,250
Softkey Intl                                 25,000(b)       787,500
Storemedia Cl A                              23,300(b)     1,071,800
Sterling Software Escrow                     80,000(b,c)          --
Summit Medical                               66,000(b)     1,089,000
Symantec                                     40,000(b)       972,500
Synopsys                                     40,000(b)     1,500,000
3 Com                                        85,000(b)     3,995,000
Xircom                                       59,000(b)       538,375

Total                                                     65,516,475
___________________________________________________
___________________________Electronics (7.5%)
ADT Limited                                 111,500(b)     1,561,000
BI                                          150,000(b)     1,256,250
Datametrics                                 110,000(b)     1,017,500
DOVatron Intl                                40,000(b)     1,230,000
GaSonics Intl                                30,000(b)       990,000
ITI Technologies                             65,000(b)     1,641,250
Integrated Device Technologies               75,000(b)     1,425,000
Marshall Industries                          45,000(b)     1,586,250
Maxim Integrated Products                    26,000(b)     1,943,500
Microchip Technology                         45,000(b)     1,785,937
Molex                                        55,000        1,815,000
Recoton                                      80,200(b)     1,784,450
Richey Electronics                          110,000(b)       935,000
SGS- THOMSON N.V.                            35,000(b)     1,583,750
Ultratech Stepper                            32,000(b)     1,280,000
Vishay Intertechnology                       25,000          881,250
Xilinx                                       42,000(b)     1,932,000

Total                                                     24,648,137
____________________________________________________________
__________________Energy equipment & services (1.6%)
Camco Intl                                   70,000        1,601,250
Global Marine                               300,000(b)     1,950,000
Halliburton                                  40,000        1,660,000

Total                                                      5,211,250
____________________________________________________________
__________________Financial services (1.9%)
Green Tree Financial                         80,000        2,130,000
Regional Acceptance                         127,500(b)     1,306,875
SEI                                          70,000       1,487,500
United                                       50,000        1,412,500

Total                                                      6,336,875
____________________________________________________________
__________________Foreign (3.1%)
Astra Cl A                                   55,000        2,020,865
Loewen Group                                 44,000        1,762,063
Natuzzi                                      25,000        1,000,000
Nokia Preferred                              40,000        2,230,000
Renaissance Energy                           55,000(b)     1,216,178
Royal Plastic                               120,000(b)     1,612,241
Teva Pharmaceutical Industries ADR        6,900,000          270,825

Total                                                     10,112,172
____________________________________________________________
__________________Health care (9.7%)
AMSCO Intl                                  100,000(b)     1,600,000
Angeion                                     100,000(b)       762,500
Arrow                                        40,400        1,727,100
Autoimmune                                   10,800(b)        99,900
Ballard Medical Products                    110,000        1,897,500
Benson Eyecare                              160,000(b)     1,500,000
Biogen                                       30,000(b)     1,837,500
Biomet                                      100,000(b)     1,662,500
Bio Vascular                                100,000(b)     1,425,000
Depotech                                     85,500(b)     1,239,750
Emispere                                    127,500(b)     1,004,063
Gensia                                      160,000(b)       680,000
Gilead Sciences                              80,000(b)     1,560,000
IDEXX Laboratories                          195,000(b)     7,946,250
Possis Medical                              115,000(b)     1,624,375
Rexall Sundown                               63,000(b)       945,000
SciClone Pharmaceuticals                    133,100(b)       915,063
SEQUUS Pharmaceuticals                       93,500(b)     1,122,000
Technol Medical Products                    120,000(b)     2,280,000

Total                                                     31,828,501
____________________________________________________________
__________________Health care services (5.2%)
Caremark Intl                                75,000        1,546,875
Curative Technologies                       140,000(b)     2,170,000
Foundation Health                            47,100(b)     1,995,862
HBO & Company                               104,000        7,358,000
Medaphis                                     65,000(b)     2,063,750
Physicians Resource Group                    80,000(b)     1,660,000
Total Renal Care                              7,900(b)       122,450

Total                                                     16,916,937
____________________________________________________________
__________________Industrial machines & services (4.6%)
Blyth Industries                             55,000(b)     2,777,500
Empi                                         90,000(b)     2,002,500
Greenfield Industries                        55,000        1,650,000
KEMET                                        55,000(b)     1,897,500
Lincoln Electric                             50,000        1,262,500
Molten Metal Technology                      60,000(b)     2,310,000
Sanifill                                     57,100(b)     1,798,650
TETRA Technologies                           65,000(b)     1,413,750

Total                                                     15,112,400
____________________________________________________________
__________________Insurance (1.8%)
Horace Mann Educators                        60,000        1,597,500
Progressive                                  40,000        1,660,000
Prudential Reinsurance Holdings              45,100(b)       918,913
Risk Capital Holdings                        70,900(b)     1,559,800

Total                                                      5,736,213
____________________________________________________________
__________________Leisure time & entertainment (2.6%)
Activision                                   60,000(b)     1,005,000
Alliance Entertainment                      125,000(b)       843,750
Cannondale                                   50,000(b)       800,000
GT Bike                                     125,000(b)     1,265,625
Play-by-Play Toys & Novelties                90,000(b)       967,500
Ride Snowboard                             110,000 (b)     2,653,750
Station Casinos                              80,000(b)     1,040,000

Total                                                      8,575,625
____________________________________________________________
__________________Media (1.7%)
Argyl Television                            100,000(b)     1,700,000
Data Broadcasting                           200,000(b)     1,600,000
DIMAC                                        90,000(b)     2,351,250

Total                                                      5,651,250
____________________________________________________________
__________________Multi-industry (1.6%)
Employee Solutions                          100,000(b)     1,537,500
Olsten                                       45,000        1,732,500
Veeco Instruments                            75,000(b)     1,800,000

Total                                                      5,070,000
____________________________________________________________
__________________Restaurants & lodging (4.0%)
Apple South                                  95,000        1,947,500
Boston Chicken                               60,000(b)     2,028,750
Guest Supply                                100,000(b)     1,887,500
HFS                                          66,000        4,042,500
Logan's Roadhouse                            90,000(b)     1,350,000
Longhorn Steaks                             100,000(b)     1,675,000

Total                                                     12,931,250
____________________________________________________________
__________________Retail (3.5%)
CUC Intl                                     65,000(b)     2,250,625
Corporate Express                            80,000(b)     2,090,000
Egghead                                      13,400(b)        92,125
Office Depot                                 80,000(b)     2,290,000
Renters Choice                               64,300(b)     1,077,025
Rite Aid                                     60,000        1,620,000
Viking Office Products                       45,000(b)     2,002,500

Total                                                     11,422,275
____________________________________________________________
__________________Telecommunication equipment & services
(4.3%)
ADC Telecommunications                       35,000(b)     1,400,000
Ascend Communications                        40,000(b)     2,600,000
Cascade Communications                       20,000(b)     1,425,000
CIDCO                                        31,600(b)       936,150
EIS Intl                                     80,000(b)     1,480,000
Gandalf Technologies                        220,000(b)     1,251,250
Microwave Power Devices                      60,000(b)       525,000
PairGain Technologies                        55,000(b)     2,351,250
StrataCom                                    32,000(b)     1,968,000

Total                                                     13,936,650
____________________________________________________________
__________________Textiles & apparel (2.0%)
Gucci                                        39,200(b)     1,176,000
Nine West Group                              40,000(b)     1,780,000
Quiksilver                                   55,000(b)     1,705,000
Wolverine World Wide                         60,000        1,800,000

Total                                                      6,461,000
____________________________________________________________
__________________Utilities-Telephone (1.0%)
MFS Communications                           45,000(b)     1,816,875
PanAmSat                                    100,000(b)    1,512,500

Total                                                      3,329,375
____________________________________________________________
__________________Miscellaneous (0.5%)
Chicago Miniature Lamp                       90,000(b)     1,575,000
____________________________________________________________
__________________Total common stocks
(Cost: $207,819,626)                                    $271,522,135
____________________________________________________________
__________________


Short-term securities (18.2%)

Issuer                        Annualized     Amount         Value(a)
                               yield on  payable at
                               purchase    maturity
                             of purchase
____________________________________________________________
__________________
U.S. government and agency (1.0%)
Federal Home Loan Mtge Corp Disc Nts
11-06-95                            5.65  3,000,000        2,997,654
11-13-95                            5.66    400,000          399,249

Total                                                      3,396,903
____________________________________________________________
__________________Commercial paper  (17.2%)
Canadian Wheat
12-04-95                            5.75  1,400,000        1,392,017
Ciesco LP
11-27-95                            5.75  2,100,000        2,091,325
12-08-95                            5.73  2,800,000        2,783,654
Commercial Credit
11-22-95                            5.72  2,400,000        2,392,020
Ford Motor Credit
11-20-95                            5.76  1,700,000        1,694,859
GE Company
11-08-95                            5.75  3,300,000        3,296,323
GE Capital
12-15-95                            5.75  1,700,000        1,688,157
Glaxo Holdings
11-20-95                            5.73  3,100,000(d)     3,090,658
Household Finance
11-15-95                            5.75  4,300,000        4,290,418
Metlife Funding
11-27-95                            5.74  2,700,000        2,688,885
12-06-95                            5.73  2,200,000        2,187,808
Michigan Consolidated Gas
11-21-95                            5.70  4,200,000        4,186,817
National Australia Funding
01-16-95                            5.77    500,000          493,508
Nestle Capital
11-03-95                            5.72  4,800,000        4,798,477
Penney (JC) Funding
11-10-95                            5.75    600,000          599,142
11-17-95                            5.74  2,700,000        2,693,148
Pioneer Hi-Bred
11-28-95                            5.75    800,000          796,568
Proctor & Gamble
01-29-96                            5.75  2,700,000        2,660,108
SAFECO
11-22-95                            5.74  3,400,000        3,388,655
Sandoz
11-29-95                            5.75  5,000,000        4,977,756
01-29-96                            5.78  3,300,000        3,252,975
Transamerica Financial
11-16-95                            5.74    700,000          698,331

Total                                                     56,141,609
____________________________________________________________
__________________Total short-term securities
(Cost: $59,542,224)                                    $  59,538,512

Total investments in securities
(Cost: $267,361,850)(e)                                 $331,060,647
____________________________________________________________
__________________
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1
to the financial statements.
(b) Presently non-income producing.
(c) Presently negligible market value.
(d) Commercial paper sold within terms of a private
placement memorandum, exempt from registration under section
4(2) of the Securities Act of 1933, as amended, and may be
sold only to dealers in that program or other "accredited
investors."  This security has been determined to be liquid
under guidelines established by the board of directors.
(e)At Oct. 31, 1995, the cost of securities for federal
income tax purposes was $267,362,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $70,329,000
Unrealized depreciation                                  (6,630,000)
____________________________________________________________
_______________
Net unrealized appreciation                              $63,699,000
________________________________________________________________________________________
___
____________________________________________________________
_______________

PAGE

IDS Life Series Fund, Inc.(Percentages represent value of investments
Oct. 31, 1995 (Unaudited)              compared to total net assets)
Income Portfolio


Bonds (95.5%)
Issuer                       Coupon  Maturity  Principal    Value(a)
                               rate      year    amount
____________________________________________________________
__________________
U.S government obligations (26.7%)
Resolution Funding Corp      8.125%      2019 $3,000,000  $3,554,850
U.S. Treasury Bonds            6.25      2023  2,600,000   2,542,722
                              8.125      2019  2,000,000   2,407,120
U.S. Treasury Notes           6.375      2002  3,950,000   4,055,465

Total                                                     12,560,157
____________________________________________________________
__________________Mortgage backed securities (16.8%)
Federal Home Loan Mtge Corp    5.50      2009    978,095     938,971
     Collateralized Mtge Obligation      8.00       202018
5,000                                 191,838
                               8.50      2022  1,000,000   1,074,550
Federal Natl Mtge Assn         6.00      2024    962,254     914,747
                               6.50   2010-24  4,481,791   4,385,764
    Series Z                   8.00      2021    391,335(g)  399,886

Total                                                      7,905,756
____________________________________________________________
__________________Airlines (1.0%)
AMR                            9.75      2021    200,000    232,996
United Air Lines              10.67      2004    200,000     236,262

Total                                                        469,258
____________________________________________________________
__________________Automotive related (0.2%)
Exide                         10.75      2002    100,000     107,750
____________________________________________________________
__________________Banks and savings & loans (3.4%)
Barclays NA Capital            9.75      2021    300,000     354,186
Corestates Capital            9.375      2003    200,000    231,218
First Bank System             6.875      2007    400,000     401,400
Fleet Norstar Financial        9.00      2001    200,000    225,292
Norwest                       6.375      2002    400,000     400,068

Total                                                     1,612,164
____________________________________________________________
______________________________
Building materials (1.8%)
Georgia Pacific               8.125      2023    250,000     258,542
Owens Corning Fiberglass      9.375      2012    100,000     116,353
Peters (JM)                   12.75      2002    100,000      91,500
Pulte                          7.00      2003    300,000    284,952
Schuller Intl                10.875      2004    100,000     111,500

Total                                                        862,847
____________________________________________________________
__________________Chemicals (0.4%)
Goodrich (BF)                 9.625      2001    150,000    171,418
____________________________________________________________
__________________Electronics (0.9%)
Magnetek                      10.75      1998    100,000     106,000
Reliance Electric              6.80      2003    300,000     306,990

Total                                                        412,990
____________________________________________________________
__________________Energy (1.9%)
BP North America               9.50      1998     60,000      64,100
Clark Oil                      9.50      2004    100,000     102,750
Honam Oil Refinery            7.125      2005
250,000                (c)            249,545
Parker & Parsley               8.25      2007    300,000     311,865
USX                            9.80      2001    150,000     170,151

Total                                                        898,411
____________________________________________________________
__________________Energy equipment & services (0.3%)
McDermott                     9.375      2002    100,000     113,999

____________________________________________________________
__________________Financial services (4.2%)
AVCO Financial                 7.25      1999    300,000     309,732
Carco Auto
     Asset-backed obligation  7.875      1998    300,000     303,624
Corporate Property Investors   7.18      2013    300,000(c)  290,598
Countrywide Funding            8.42      1999    300,000     318,828
GPA Delaware                   8.75      1998    100,000      89,500
GE Capital
     Reset Nt                  8.65      1996    200,000(f) 202,776
Kearny (RE) LP Class B
     Collateralized Mtge Obligation      6.55       200013
1,381                                 131,022
Kearny (RE) LP Class C
     Collateralized Mtge Obligation      7.70       200110
0,000                                 101,590
Merrill Lynch                 8.154      2021    250,000     224,648

Total                                                     1,972,318
____________________________________________________________
__________________Food (0.4%)
Chiquita Brands               9.625      2004    100,000     101,500
Specialty Foods               10.25      2001    100,000(c)   94,000

Total                                                        195,500
____________________________________________________________
__________________Foreign (10.0%)(b)
Alcan Aluminum
     (U.S. Dollar)            8.875      2022    200,000     225,030
Banca Italy N.Y.
     (U.S. Dollar)             8.25      2007    300,000     317,748
Bank of China
     (U.S. Dollar)             8.25      2014    200,000     193,918
Doman Industries
     (U.S. Dollar)             8.75      2004    100,000      96,000
Fresh Delmonte
     (U.S. Dollar)            10.00      2003    200,000     170,250
Guang Dong Enterprise
     (U.S. Dollar)             8.75      2003    400,000(c)  373,404
Korea Electric Power
      (U.S. Dollar)            8.00      2002    200,000     215,202
Mass Transit Railway
       (U.S. Dollar)           7.25      2005    300,000     304,413
Mexican U.S. Series A
       (U.S. Dollar)           6.25      2019    250,000     147,188
Petronas
      (U.S. Dollar)            7.75      2015    300,000(c)  315,582
PT Indah Kiat Pulp & Paper
      (U.S. Dollar)          11.875      2002    100,000     104,250
Qantas Air
     (U.S. Dollar)             7.50      2003    300,000(c
,h)                         304,128
Quno
     (U.S. Dollar) Sr Nts     9.125      2005    100,000      98,500
Reliance Industries
     (U.S. Dollar)            8.125      2005    250,000(c)  253,268
Repap New Brunswick
     (U.S. Dollar)           10.625      2005    100,000     102,750
Republic of Brazil
     (U.S. Dollar)            5.187      2024    200,000(f)  119,250
Republic of Columbia
     (U.S. Dollar)             7.25      2004    200,000     190,408
Republic of Italy
     (U.S. Dollar)            6.875      2023    300,000     277,191
Republic of South Africa
     (U.S. Dollar)            9.625      1999    250,000     259,633
Telekom Malaysia
     (U.S. Dollar)            7.875      2025    200,000(c)  212,834
Tjiwi Kimia
     (U.S. Dollar)            13.25      2001    100,000     109,500
WMC Finance USA
     (U.S. Dollar)             7.25      2013    300,000     306,675

Total                                                             4,697,122
____________________________________________________________
__________________Health care (0.6%)
Schering-Plough
     Zero Coupon               7.31      1996    300,000(c
,d)                        281,817
____________________________________________________________
__________________Health care services (0.8%)
Columbia/HCA Healthcare        6.91      2005    100,000     100,827
La Petite Holdings            9.625      2001    100,000      88,125
Tenet Healthcare
     Sr Sub                  10.125      2005    150,000     162,375

Total                                                        351,327
____________________________________________________________
__________________Household products (0.4%)
First Brands                  9.125      1999    100,000     102,000
Sweetheart Cup
       Sr Sub Nts             10.50      2003    100,000      98,750

Total                                                        200,750
____________________________________________________________
__________________Industrial machines & services (0.9%)
Case                           7.25      2005    400,000     411,176
____________________________________________________________
__________________Industrial transportation (1.1%)
Enterprise Rent-A-Car          8.75      1999    300,000 (
c,h)                        322,995
Ryder Systems                  9.25      2001    150,000     169,950

Total                                                        492,945
____________________________________________________________
__________________Insurance (2.1%)
Aetna Life & Casualty          7.25      2023    300,000     287,538
Americo Life                   9.25      2005    100,000      94,000
SunAmerica                     7.34      2005    300,000     310,344
                              8.125      2023    300,000     312,888

Total                                                      1,004,770
____________________________________________________________
__________________Leisure time & entertainment (1.1%)
Bally's Park Place Funding     9.25      2004    100,000      98,500
GNF Bally                    10.625      2003     50,000      43,750
Mohegan Tribal Gaming         13.50      2002    100,000(c)  105,500
Premier Parks                 12.00      2003    100,000     103,250
Trump Taj Mahal
     Zero Coupon Pay-in-kind     --      1999    200,000(i)171,000

Total                                                   52
2,000
____________________________________________________________
__________________Media (4.3%)
Ackerley Communications
     Sr Secured Nts           10.75      2003    100,000(c)  105,500
Adelphia Communications      11.875      2004    100,000      96,500
Benedek Broadcast            11.875      2005    100,000(c)  105,750
Cablevision Systems           10.75      2004    100,000     105,125
Continental Cablevision
     Sr Deb                   8.875      2005    100,000     105,500
Continental Cablevision
     Sr Sub Deb               11.00      2007    100,000     111,875
Cox Communication             7.625      2025    500,000     512,155
Outdoor Systems
     Sr Nts                   10.75      2003    100,000      96,750
TCI Communications             8.75      2015    300,000     320,529
Time Warner Entertainment     8.375      2033    250,000     259,650
Viacom Int'l                   8.00      2006    100,000      99,250
Viacom Int'l
     Sr Sub                   10.25      2001    100,000     112,000

Total                                                      2,030,584
____________________________________________________________
__________________Metals (0.2%)
Magma Copper                  12.00      2001    100,000     110,750
____________________________________________________________
__________________Multi-industry (1.4%)
Coltec Industries              9.75      2000    100,000    104,375
Crane                          7.25      1999    300,000     306,045
Fairchild                    13.125      2006     65,000      51,837
Mark IV Industries             8.75      2003    100,000     104,500
Tally Industries
     Zero Coupon Cv            8.27      1998    100,000(e)  74,500

Total                                                        641,257
____________________________________________________________
__________________Natural gas (0.5%)
Southwest Gas                  9.75      2002    100,000     114,522
Trans Texas Gas
      Sr Nts                  11.50      2002    100,000     105,000

Total                                                        219,522
____________________________________________________________
__________________Paper & packaging (3.1%)
APP Intl                      11.75      2005    100,000     102,250
Chesapeake                    9.875      2003    100,000    117,881
Federal Paper Board           10.00      2011    100,000    124,439
Gaylord
       Zero Coupon Cv        11.126      2015    100,000      98,250
International Paper           5.125      2012     85,000      70,463
Owens Illinois
      Sr Sub Nts              11.00      2003    150,000    166,688
Pope and Talbot               8.375      2013    300,000     288,663
S D Warren
      Sr Nts                  12.00      2004    100,000     111,250
Scotia Pacific Holding         7.95      2015    277,072     289,986
Silgan
      Sr Sub Nts              11.75      2002    100,000    105,750

Total                                                      1,475,620
____________________________________________________________
__________________Real estate investment trust (0.8%)
First Union                   8.875      2003    100,000      89,000
Property Trust America         7.50      2014    300,000     286,575

Total                                                        375,575
____________________________________________________________
__________________Restaurants & lodging (0.4%)
Flagstar                     10.875      2002    100,000      92,000
John Q Hammons Hotel
      Sr Nts                  8.875      2004    100,000      97,500

Total                                                        189,500
____________________________________________________________
__________________Retail (2.3%)
Di Giorgio                    12.00      2003    100,000      77,000
Food4Less Supermarket        13.625      2005    200,000      89,000
Penn Traffic                  9.625      2005    200,000     147,000
Penney (JC)                    9.05      2001    150,000     168,618
Pep Boys-Manny, Mo, Jack       7.00      2005    300,000     304,992
Ralphs Grocery                10.45      2004    100,000     100,250
Safeway Stores                10.00      2001    100,000    109,250
Stop & Shop                    9.75      2002     75,000     81,375

Total                                                      1,077,485
____________________________________________________________
__________________Telecommunications equipment & services
(0.4%)
CAI Wireless Systems
      St Nts                  12.25      2002    100,000     106,250
Comcast Cellular
      Zero Coupon with attached put      6.95       199810
0,000                     (d)          76,750

Total                                                        183,000
____________________________________________________________
__________________Textiles & apparel (0.2%)
Dominion Textiles             8.875      2003    100,000      99,750
____________________________________________________________
__________________Utilities - electric (5.5%)
Arizona Public Service         8.00      2025    200,000     211,748
Cleveland Electric             9.50      2005    100,000     103,860
Commonwealth Edison           9.875      2020    200,000     227,690
First Palo Verde Funding      10.15      2016    200,000     209,566
Houston Industries            9.375      2001    150,000     170,568
Jersey Central Power & Light   6.75      2025    300,000     275,955
Long Island Lighting          9.625      2024    300,000     305,988
Midland Cogeneration Venture  11.75      2005    100,000     105,250
North Atlantic Energy
     1st Mtge                  9.05      2002     94,000      98,830
Northeast Utilities            8.58      2006    196,571     217,652
Pennsylvania Power & Light
     1st Mtge                  9.25      2019    100,000     108,330
Sithe Independent Funding      9.00      2013    100,000     105,558
Texas New Mexico Power
     1st Mtge                  9.25      2000    100,000     104,125
Texas Utilities Electric      9.750      2021    100,000     119,537
Texas Utilities
     1st Mtge                 7.375      2025    200,000     197,248

Total                                                      2,561,905
____________________________________________________________
__________________Utilities - telephone (1.2%)
Intermedia Communications     13.50      2005    100,000     108,500
New York Telephone            9.375      2031    150,000    172,784
Pacific Bell Telephone        7.375      2043    300,000     300,738

Total                                                        585,022
____________________________________________________________
__________________Miscellaneous (0.2%)
Coty                          10.25      2005    100,000     105,750
____________________________________________________________
__________________Total bonds
(Cost: $43,482,812)                                       $44,900,195
____________________________________________________________
__________________

Preferred stocks & other (0.1%)
Issuer                                       Shares         Value(a)
____________________________________________________________
__________________
Intermedia Communications
Warrants Exp 06/01/00                           100         $  1,000
National Health Investors
8.50% Cv                                      2,000
54,250
____________________________________________________________
__________________Total preferred stocks & other
(Cost: $51,025)                                              $55,250
____________________________________________________________
__________________

Short-term securities (3.6%)
Issuer                        Annualized     Amount         Value(a)
                               yield on  payable at
                                date of    maturity
                               purchase
____________________________________________________________
__________________
U.S. government agency (3.6%)
Federal Home Loan Bank Disc Note
11-06-95                            5.64   $400,000    $     399,688
Federal Home Loan Mtge Corp Disc Notes
12-22-95                            5.61    400,000          399,935
11-30-95                            5.66    300,000          298,637
Federal Natl Mtge Assn Disc Notes
11-02-95                            5.58    300,000          299,954
12-05-95                            5.60    270,000          268,579
____________________________________________________________
__________________Total short-term securities
(Cost: $1,663,708)                                 $
1,666,793
____________________________________________________________
__________________Total investments in securities
(Cost: $44,197,545)(j)                                   $46,622,238
____________________________________________________________
__________________________________
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(c)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board of directors.
(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(e) For these zero coupon bonds, which become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1995.
(g) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.
(h) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).
Information concerning such security holdings as of Oct. 31, 1995, is as follows:

Security                      Acqusition                    Purchase
                                    date                        Cost
____________________________________________________________
__________________Enterprise Rent-A-Car
8.75%, 1999                     12-08-94                    $299,832

Qantas Air
7.50%, 2003                     06-24-93                     297,660

(i) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. These securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(j) At Oct 31, 1995, the cost of securities for federal income tax purposes was approximately $44,156,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $2,687,000
Unrealized depreciation                                    (221,000)
____________________________________________________________
__________________Net unrealized appreciation                         $2,466,000
____________________________________________________________
__________________
PAGE

IDS Life Series Fund, Inc.(Percentages represent value of investments
Oct. 31, 1995 (Unaudited)              compared to total net assets)
Money Market Portfolio

Short-term securities (97.9%)

Issuer                        Annualized     Amount         Value(a)
                               yield on  payable at
                                date of    maturity
                               purchase
____________________________________________________________
__________________
Commercial paper (93.5%)
Automotive & related (4.1%)
Ford Motor Credit
11-20-95                           5.76%   $500,000     $    498,488
____________________________________________________________
__________________Banks and savings & loans (3.6%)
Societe Generale North Amer
03-18-96                            5.79    450,000          440,271
____________________________________________________________
__________________Beverages & tobacco (3.2%)
Coca-Cola
12-08-95                            5.72    400,000          397,669
____________________________________________________________
__________________Electronics (4.1%)
Siemens
11-22-95                            5.72    500,000          498,346
____________________________________________________________
__________________Energy  (3.2%)
Michigan Consolidated Gas
11-21-95                            5.70    400,000          398,744
____________________________________________________________
__________________Financial services (36.0%)
Ciesco LP
11-06-95                            5.74    500,000          499,603
Commerical Credit
11-21-95                            5.70    500,000          498,422
Dean Witter
01-18-96                            5.75    550,000          543,231
General Electric Capital
12-15-95                            5.75    500,000          496,517
Household Finance
11-15-95                            5.75    600,000          598,663
Penney (JC) Funding
11-13-95                            5.73    500,000          499,048
Toyota Motor Credit
11-07-95                            5.72    400,000          399,620
Transamerica Finance
11-16-95                            5.74    400,000          399,047
USAA Capital
11-08-95                            5.71    500,000          499,449

Total                                                      4,433,600
____________________________________________________________
__________________See accompaning notes to investments in
securities.
Food (7.7%)
Canadian Wheat
12-04-95                            5.75    450,000          447,649
CPC Intl
12-05-95                            5.76    500,000(b)       497,304

Total                                                        944,953
____________________________________________________________
__________________Health care (5.6%)
Sandoz
01-29-96                            5.78    400,000          394,363
SmithKline Beecham
01-30-96                            5.75    300,000          295,770

Total                                                        690,133
____________________________________________________________
__________________Household products (2.4%)
Proctor & Gamble
01-29-96                            5.75    300,000          295,795
____________________________________________________________
__________________Insurance (9.7%)
Metlife Funding
11-27-95                            5.74    600,000          597,530
SAFECO
12-12-95                            5.76    600,000          596,091

Total                                                      1,193,621
____________________________________________________________
__________________Retail (4.3%)
Albertson's
11-29-95                            5.75    531,000          528,638
____________________________________________________________
__________________Utilities - electric (4.0%)
Northern States Power
11-30-95                            5.74    500,000          497,700
____________________________________________________________
__________________Utilities - telephone (5.6%)
AT&T
12-13-95                            5.75    400,000          397,345
Unilever Capital
12-01-95                            5.73    300,000(b)       298,575

Total                                                        695,920
____________________________________________________________
__________________Total commercial paper
(Cost: $11,513,878)                                      $11,513,878
____________________________________________________________
__________________Letter of Credit (4.4%)
Bank of America-Hyundai
04-02-96                            5.80    550,000          536,816
Total letter of credit
(Cost: $536,816)                                       $     536,816
____________________________________________________________
__________________Total investments in securities
(Cost: $12,050,694)(c)                                   $12,050,694
____________________________________________________________
__________________Notes to investments in securities
(a) Securities are valued by procedures described in Note 1
to the financial statements.
(b) Commercial paper sold within terms of a private
placement memorandum, exempt from
registration under section 4(2) of the Securities Act of
1933, as amended, and may be sold
only to dealers in that program or other "accredited
investors."  This security has been
determined to be liquid under guidelines established by the
board of directors.
(c) At Oct. 31, 1995, this also represents the cost of
securities for federal income tax purposes.

PAGE

IDS Life Series Fund, Inc.(Percentages represent value of investments
Oct. 31, 1995 (Unaudited)              compared to total net assets)
Managed Portfolio

Bonds (35.2%)
Issuer                       Coupon Maturity  Principal     Value(a)
                               rate     year    amount
____________________________________________________________
__________________
U.S. government obligations (11.9%)
U.S. Treasury Bonds           6.25%     2023 $5,050,000  $  4,938,748
                               7.25     2016  1,000,000    1,096,350
                              8.875     2017  5,230,000    6,724,316
                              9.375     2006  1,830,000    2,290,721
                             10.375     2012    500,000      672,155
U.S. Treasury Notes           4.625     1996  1,850,000    1,845,375
                              5.125     1998  2,000,000    1,968,380
                               5.50     1996  1,140,000    1,139,875
                              5.625     1998  2,400,000    2,398,992
                               5.75     2003    250,000      246,740
                              7.125     1999  2,850,000(l) 2,982,354
                               7.50     2001     85,000       91,956
                               7.50     2005  1,000,000    1,103,250
                               7.75     2000  3,700,000    3,967,806

Total                                                     31,467,018
____________________________________________________________
__________________Mortgage-backed securities (3.6%)
Federal Home Loan Mtge Corp    8.00     2022    601,901      617,515
                               8.00     2024    556,313      570,744
Federal Natl Mtge Assn         6.00     2024  1,924,507    1,829,494
                               6.50     2010  1,911,207    1,897,465
                               6.50     2025  1,188,001    1,149,391
                               7.00     2025  1,008,808      999,981
                               8.00     2022    265,717      272,692
                               8.50     2023    395,160      409,856
                               9.00     2024    207,361      216,887
   Series Z                    6.50     2023    278,507(j)   236,840
                               7.00     2016  1,232,925(j) 1,219,807
Govt Natl Mtge Assn            9.00     2022     32,965       34,665

Total                                                      9,455,337
____________________________________________________________
__________________Aerospace & defense (0.3%)
Alliant Techsystem
  Sr Sub                      11.75     2003    300,000      329,250
United Technologies           8.875     2019    300,000      362,553

Total                                                        691,803
____________________________________________________________
__________________See accompanying notes to investments in
securities.
Airlines (0.2%)
AMR                            9.75     2021    300,000      349,494
United Air Lines              10.67     2004    200,000      236,262

Total                                                        585,756
____________________________________________________________
__________________Automotive related (0.3%)
GMAC                           6.05     1996    750,000      751,065
                              8.375     1997     65,000       67,137

Total                                                        818,202
____________________________________________________________
__________________Banks and savings & loans (0.9%)
First Bank System             6.875     2007  1,000,000    1,003,500
First USA Bank                 6.88     1996    300,000      302,595
Norwest                       6.375     2002    800,000      800,136
Riggs National
  Sub Nts                      8.50     2006    100,000      105,250

Total                                                      2,211,481
____________________________________________________________
__________________Building materials (0.4%)
Georgia Pacific               8.125     2023    250,000      258,543
Pulte                          7.00     2003    500,000      474,920
Schuller Intl Group          10.875     2004    250,000      278,750

Total                                                      1,012,213
____________________________________________________________
__________________Computers & office equipment (0.4%)
Sanmina
  Cv                           5.50     2002  1,000,000(h) 1,130,000
____________________________________________________________
__________________Electronics (0.2%)
Reliance Electric              6.80     2003    500,000      511,650
____________________________________________________________
__________________Energy (0.8%)
BP North America               9.50     1998    140,000      149,568
Honam Oil Refinery            7.125     2005  1,000,000(h)   998,180
Parker & Parsley               8.25     2007    500,000      519,775
Standard Oil                   9.00     2019    300,000      335,712

Total                                                      2,003,235
____________________________________________________________
__________________Financial services (1.5%)
AVCO Financial                 7.25     1999    250,000      258,110
Carco Auto
  Asset-Backed Obligation     7.875     1998    250,000      253,020
Corporate Property Investors   7.18     2013    500,000(h)   484,330
GE Capital
  Reset Nt                     8.65     1996    250,000(i)   253,470
Kearny (RE) LP Cl C
  Collateralized Mtge Obligation7.70    2001    150,000      152,385
KFW Intl Finance               8.00     2010    250,000      279,297
Merrill Lynch                 8.154     2021    400,000(h)   359,437
Mutual Risk Management
  Zero Coupon Cv with attached put7.03  2010  2,800,000(h) 1,004,500
Olympic Financial             13.00     2000    400,000      441,000
Salomon Brothers               6.75     2006    500,000      467,110

Total                                                      3,952,659
____________________________________________________________
__________________Food (0.1%)
Specialty Foods               10.25     2001    400,000(h)   376,000
____________________________________________________________
__________________Foreign (3.6%)(c)
Banca Italy N.Y.
  (U.S. Dollar)                8.25     2007    500,000      529,580
Bank of China
  (U.S. Dollar)                8.25     2014    300,000      290,877
Carter Holt Harvey
  (U.S. Dollar)               8.375     2015    500,000      557,010
Doman Industries
  (U.S. Dollar)                8.75     2004    200,000      192,000
Govt of Poland
  (U.S. Dollar) Stepup Nts     3.25     2014    560,000(i)   360,850
Govt Trust Certificate Israel
  (U.S. Dollar)                9.25     2001    275,000      301,059
Guang Dong Enterprise
  (U.S. Dollar)                8.75     2003    750,000(h)   700,132
LeGrand
  (U.S. Dollar)                8.50     2025    200,000      229,296
Mass Transit Railway
  (U.S. Dollar)                7.25     2005    500,000      507,355
Mexican U.S. Series D
  (U.S. Dollar)                7.25     2019    250,000(i)   167,344
Petronas
  (U.S. Dollar)                7.75     2015    850,000(h)   894,149
PT Indah Kiat Pulp & Paper
  (U.S. Dollar)              11.875     2002    250,000      260,625
Qantas Air
  (U.S. Dollar)                7.50     2003    500,000(g)   506,880
Quno
  (U.S. Dollar)               9.125     2005    400,000      394,000
Reliance Industries
  (U.S. Dollar)               8.125     2005    250,000(h)   253,267
Repap New Brunswick
  (U.S. Dollar)              10.625     2005    500,000      513,750
Republic of Argentina
  (U.S. Dollar)               7.312     2005    250,000      148,906
Republic of Brazil
  (U.S. Dollar)               6.875     2012    400,000      219,750
  (U.S. Dollar)               5.187     2024    500,000(i)   298,125
Republic of Columbia
  (U.S. Dollar)                7.25     2004    500,000      476,020
Republic of Italy
  (U.S. Dollar)               6.875     2023    350,000      323,389
Rogers Cable System
  (Canadian Dollar)            9.65     2014    600,000      389,622
Sahaviriya Steel
  (U.S. Dollar)                3.50     2005    750,000(h)   637,500
Telekom Malaysia
  (U.S. Dollar)               7.875     2025    425,000(h)   452,272

Total                                                      9,603,758
____________________________________________________________
__________________Health care (0.5%)
Johnson & Johnson              8.00     1998  1,000,000    1,019,840
Schering-Plough
  Zero Coupon                  7.31     1996    350,000(d,h) 328,787

Total                                                      1,348,627
____________________________________________________________
__________________Health care services (0.4%)
Columbia/HCA Healthcare        7.69     2025    400,000      417,264
La Petite Holdings            9.625     2001    200,000      176,250
Tenet Healthcare
  Sr Sub                     10.125     2005    500,000      541,250

Total                                                      1,134,764
____________________________________________________________
__________________Industrial machines & services (0.3%)
Case                           7.25     2005    850,000      873,749
____________________________________________________________
__________________Insurance (1.0%)
Aetna Life & Casualty          7.25     2023    500,000      479,230
Americo Life                   9.25     2005    400,000      376,000
General American Life
  Sub Cap Nts                 7.625     2024    500,000(h)   470,350
New England Mutual
  Credit Sensitive Notes      7.875     2024    250,000(h)   246,388
Principal Mutual               8.00     2044    250,000(h)   243,107
SunAmerica                     7.34     2005    700,000      724,136

Total                                                      2,539,211
____________________________________________________________
__________________Leisure time & entertainment (0.5%)
Alliance Entertainment        11.25     2005    250,000(h)   252,188
Bally's Park Place Funding
  1st Mtge                     9.25     2004    400,000      394,000
Mohegan Tribal Gaming         13.50     2002    250,000(h)   263,750
Premier Parks                 12.00     2003    300,000      309,750
Trump Taj Mahal
  Zero Coupon Pay-in-kind        --     1999    250,000(k)   213,750

Total                                                      1,433,438
____________________________________________________________
__________________Media (2.2%)
Ackerley Communications
  Sr Secured Nts              10.75     2003    400,000(h)   422,000
Adelphia Communications
  Pay-in-kind                    --     2004    573,925(k)   486,401
Benedek Broadcast            11.875     2005    300,000(h)   317,250
Continental Cablevision
  Sr Deb                      8.875     2005    250,000      263,750
Cox Communication             7.625     2025    750,000      768,233
News Amer Holdings             7.50     2000    250,000      257,985
Outdoor Systems
  Sr Nts                      10.75     2003    400,000      387,000
Paramount Communications       7.00     2003    500,000      483,585
TCI Communications             8.75     2015    200,000      213,686
Tele-Communications           7.875     2013    500,000      494,030
                               8.75     2023    500,000      510,390
Time Warner Entertainment     8.375     2033    500,000      519,300
Turner Broadcasting System
  Sr Nts                      8.375     2013    250,000      256,710
ViaCom Intl                    8.00     2006    500,000      496,250

Total                                                      5,876,570
____________________________________________________________
__________________Multi-industry (0.4%)
Crane                          7.25     1999    250,000      255,038
Fairchild Industries          12.25     1999    400,000      416,000
Mark IV Industries             8.75     2003    400,000      418,000

Total                                                      1,089,038
____________________________________________________________
__________________Natural gas (0.4%)
Coastal                       10.25     2004    500,000      605,950
Trans Texas Gas
  Sr Nts                      11.50     2002    400,000      420,000

Total                                                      1,025,950
____________________________________________________________
__________________Paper & packaging (1.1%)
APP Intl                      11.75     2005    300,000      306,750
Container Corp America
  Sr Nts                      10.75     2002    250,000      263,750
Federal Paperboard            10.00     2011    250,000      311,098
Gaylord
  Zero Coupon Cv              9.226     1996    500,000(e)   491,250
International Paper           5.125     2012    250,000      207,245
Pope and Talbot               8.375     2013    400,000      384,884
S D Warren
  Sr Nts                      12.00     2004    400,000(h)   445,000
Scotia Pacific Holding         7.95     2015    272,909      285,629
Stone Container
  1st Mtge                    10.75     2002    200,000      209,500

Total                                                      2,905,106
____________________________________________________________
__________________Real estate investment trust (0.4%)
First Union                   8.875     2003    300,000      267,000
Property Trust America         7.50     2014    750,000      716,437

Total                                                        983,437
____________________________________________________________
__________________Restaurants & lodging (0.1%)
Flagstar                     10.875     2002    400,000      368,000
____________________________________________________________
__________________Retail (0.9%)
Food4Less Supermarket
  Zero Coupon Cv               9.27     2005    800,000(d)   356,000
Grand Union                   12.00     2004    300,000      291,000
Pathmark Stores               9.625     2003    400,000      398,000
Penn Traffic                  9.625     2005    300,000      220,500
Penney (JC)                    9.05     2001    200,000      224,824
Pep Boys-Manny, Mo, Jack       7.00     2005    500,000      508,320
Ralphs Grocery                10.45     2004    300,000      300,750

Total                                                      2,299,394
____________________________________________________________
__________________Telecommunications equipment & services
(0.2%)
CAI Wireless Systems
  Sr Nts                      12.25     2002    400,000      425,000
____________________________________________________________
__________________Utilities - electric (1.8%)
Alabama Power                  9.00     2024    300,000      333,264
California Energy             9.875     2003    250,000      257,500
Cleveland Electric             9.50     2005    250,000      259,650
Commonwealth Edison           8.375     2023    250,000      265,210
First Palo Verde Funding      10.15     2016    400,000      419,132
Jersey Central Power & Light   6.75     2025  1,000,000      919,850
Long Island Lighting           9.75     2021    300,000      311,280
Niagara Mohawk Power           7.75     2006    700,000      633,283
Pennsylvania Power & Light    7.625     2002     50,000       50,847
RGS Funding I & M
  Sale Lease-Back Obligation   9.82     2022    208,779      261,081
Salton Sea Cl C                7.84     2010    300,000(h)   304,398
Sithe Independence Funding     9.00     2013    150,000(h)   158,337
Texas-New Mexico Power
  1st Mtge                     9.25     2000    400,000      416,500

Total                                                      4,590,332
____________________________________________________________
__________________Utilities - telephone (0.4%)
GTE                           9.375     2000    400,000      450,108
GTE Florida                   9.625     2030    300,000      317,838
Mountain States Tel & Tel      5.50     2005     80,000       73,130
New England Tel & Tel         6.375     2008     70,000       67,646
New York Telephone            4.875     2006    130,000      113,838

Total                                                      1,022,560
____________________________________________________________
__________________Miscellanous (0.4%)
Coty                          10.25     2005    500,000      528,750
KinderKare Learning Center   10.375     2001    250,000      259,063
Standard Credit Card Trust
  Collateralized Mtge Obligation8.625   2002    250,000      257,930

Total                                                      1,045,743
____________________________________________________________
__________________Total bonds
(Cost: $89,077,614)                                      $92,780,031
____________________________________________________________
__________________

Options purchased (0.2%)
Issuer                       Number Exercise Expiration     Value(a)
                       of contracts    price       date
Call
____________________________________________________________
__________________
S&P 500                         125     $560  Dec. 1995     $346,875
S&P 500                          50      570  Dec. 1995      116,250
____________________________________________________________
__________________Total options purchased
(Cost: $375,562)                                            $463,125
____________________________________________________________
__________________

Common stocks (40.3%)
Issuer                                       Shares         Value(a)
_________________________________________________
_____________________________
Aerospace & defense (2.4%)
Boeing                                       28,000       $1,837,500
General Motors, Cl H                         17,000          714,000
Lockheed Martin                              21,500        1,464,688
United Technologies                          26,800        2,378,500

Total                                                      6,394,688
____________________________________________________________
__________________Automotive related (1.2%)
Chrysler                                     12,000          619,500
General Motors                               12,000          525,000
Goodyear Tire & Rubber                       16,000          608,000
Snap-On                                      32,000        1,356,000

Total                                                      3,108,500
____________________________________________________________
__________________Banks and savings & loans (0.7%)
BankAmerica                                  10,000          575,000
Citicorp                                     20,800        1,349,400

Total                                                      1,924,400
____________________________________________________________
__________________Beverages & tobacco (2.2%)
Coca-Cola                                    13,400          963,125
PepsiCo                                      34,000        1,793,500
Philip Morris                                36,000        3,042,000

Total                                                      5,798,625
____________________________________________________________
__________________Building materials (1.0%)
Tyco Intl                                    43,700        2,654,775
____________________________________________________________
__________________Chemicals (0.8%)
Morton Intl                                  28,000          854,000
Praxair                                      51,000        1,377,000

Total                                                      2,231,000
____________________________________________________________
__________________Computers & office equipment (3.0%)
Bay Networks                                 14,500(b)       960,625
Checkfree                                     6,300(b)       133,088
Cisco Systems                                20,000(b)     1,550,000
Computer Sciences                            39,000(b)     2,608,125
Computron Software                            2,300(b)        39,100
INSO                                         15,000(b)       536,250
Softkey Intl                                 17,000(b)       535,500
Sterling Software                            22,000(b)     1,014,750
Zebra Technologies 'A'                       10,000(b)       595,000

Total                                                      7,972,438
____________________________________________________________
__________________Electronics (1.2%)
Applied Materials                            12,000(b)       601,500
Intel                                        19,000        1,327,625
SGS-THOMSON N.V.                             25,000(b)     1,131,250

Total                                                      3,060,375
____________________________________________________________
__________________Energy (0.9%)
Amoco                                        12,000          766,500
Exxon                                        20,000        1,527,500

Total                                                      2,294,000
____________________________________________________________
__________________Energy equipment & services (0.5%)
Input/Output                                 35,000(b)     1,308,125
____________________________________________________________
__________________Financial services (1.1%)
Natl Auto Credit                             70,000(b)     1,137,500
Travelers                                    35,000        1,767,500

Total                                                      2,905,000
____________________________________________________________
__________________Food (0.2%)
Sara Lee                                     22,000          646,250
____________________________________________________________
__________________Foreign (2.0%)
Mutual Risk Management                       36,000        1,327,500
Nokia Preferred                               7,000          390,250
Royal Dutch Petroleum                        12,000        1,474,500
Seagram                                      28,000        1,008,000
Telefonica de Espana                         26,500          997,062

Total                                                      5,197,312
____________________________________________________________
__________________Health Care (3.8%)
Amer Home Products                           15,000        1,329,375
Forest Labs                                  17,000(b)       703,375
Guidant                                      20,000          640,000
Johnson & Johnson                            28,200        2,298,300
Merck                                        37,000        2,127,500
Pfizer                                       29,500        1,692,563
Schering Plough                              21,600        1,158,300

Total                                                      9,949,413
____________________________________________________________
__________________Health care services (1.5%)
Columbia Healthcare                          35,000        1,719,375
Service Corp Intl                            45,000        1,805,625
Stewart Enterprises                          10,000          337,500

Total                                                      3,862,500
____________________________________________________________
__________________Household Products (1.7%)
Avon Products                                30,500        2,169,312
Duracell                                     46,500        2,435,438

Total                                                      4,604,750
____________________________________________________________
__________________Industrial machines & services (1.3%)
Caterpillar                                  20,000        1,122,500
Greenfields                                  38,000        1,140,000
WMX Technologies                             39,000        1,096,875

Total                                                      3,359,375
____________________________________________________________
__________________Industrial transportation (0.2%)
CSX                                           6,500          544,375
____________________________________________________________
__________________Insurance (2.0%)
American Intl Group                          13,500        1,139,062
Equitable                                    35,000          743,750
Risk Capital Holdings                        44,400(b)       976,800
Transport Holdings, Cl A                        200(b)         7,850
UNUM                                         46,300        2,436,538

Total                                                      5,304,000
____________________________________________________________
__________________Leisure time & entertainment (0.4%)
Coleman                                      28,400(b)       972,700
____________________________________________________________
__________________Media (2.2%)
Amer Greetings, Cl A                         66,000        2,079,000
Liberty Media, Cl A                          23,250(b)       572,531
Sinclair Broadcast  Group A                   3,500(b)        72,625
Tele-Communications 'A'                      61,000(b)     1,037,000
Time Warner                                  60,000        2,190,000

Total                                                      5,951,156
____________________________________________________________
__________________Metals (0.9%)
Alumax                                       34,000(b)     1,003,000
Citation                                     27,000(b)       506,250
UCAR Intl                                    33,000(b)       940,500

Total                                                      2,449,750
____________________________________________________________
__________________Multi-industry (0.8%)
Albany Intl                                  55,000        1,141,250
Alco Standard                                10,300          911,550

Total                                                      2,052,800
____________________________________________________________
__________________Paper & packaging (1.6%)
Crown Cork & Seal                            12,000(b)       418,500
James River                                  15,000          481,875
Kimberly Clark                               40,000        2,905,000
Shorewood Packaging                          18,700(b)       313,225

Total                                                      4,118,600
____________________________________________________________
__________________Restaurants & lodging (0.3%)
Red Lion                                     45,900(b)       906,525
____________________________________________________________
__________________Retail (3.9%)
Albertson's                                  28,000          931,000
Barnes & Noble                               41,000(b)     1,496,500
Dayton Hudson                                 7,000          481,250
Gap                                          40,000        1,575,000
Home Depot                                   24,000          894,000
Melville                                     19,000          608,000
Nordstrom                                    12,000          444,750
OfficeMax                                    97,000(b)     2,400,750
Rite Aid                                     55,000        1,485,000

Total                                                     10,316,250
____________________________________________________________
__________________Telecommunications equipment & services
(0.2%)
General Instrument                           29,000(b)       551,000
____________________________________________________________
__________________Textiles & apparel (0.2%)
Gucci                                        16,700(b)       501,000
____________________________________________________________
__________________Utilities - Electric (0.4%)
Duke Power Company                           22,000          984,500
____________________________________________________________
__________________Utilities - telephone (1.7%)
AT&T                                         22,000        1,408,000
AirTouch Communications                      49,000(b)     1,396,500
BellSouth                                    14,000        1,071,000
MFS Communications                              489(b)        19,743
WorldCom                                     16,000(b)       522,000

Total                                                      4,417,243
____________________________________________________________
__________________Total common  stocks
(Cost: $89,836,636)                                     $106,341,425
____________________________________________________________
__________________

Preferred stocks (1.0%)
Issuer                                       Shares         Value(a)
____________________________________________________________
__________________
Alco Standard
6.50% Cv                                     16,000        1,368,000
First Nationwide Bank
11.50%                                        1,000          113,500
MFS Communications
2.68% Cv                                     25,000          987,500
National Health Investors
8.50% Cv                                     10,000          271,250
____________________________________________________________
__________________Total preferred stocks
(Cost: $2,431,938)                                        $2,740,250
____________________________________________________________
__________________

Short-term securities (21.2%)
Issuer                        Annualized     Amount         Value(a)
                               yield on  payable at
                                date of    maturity
                               purchase
____________________________________________________________
__________________
U.S. government and agency (1.6%)
Federal Home Loan Bank Disc Note
11-06-95                           5.64%$   200,000      $   199,844
Federal Home Loan Mtge Corp Disc Note
12-22-95                            5.62  2,600,000        2,577,478
Federal Natl Mtge Assn Disc Note
12-05-95                            5.64  1,400,000        1,390,978

Total                                                      4,168,300
____________________________________________________________
__________________Commercial paper (18.8%)
CPC Intl
12-05-95                            5.76    300,000(f)       298,264
Canadian Wheat
12-04-95                            5.75  3,450,000        3,430,327
Ciesco LP
11-06-95                            5.74  1,500,000        1,498,808
Dean Witter
01-18-96                            5.75    900,000          887,788
G.E. Company
11-22-95                            5.75  1,100,000        1,096,323
Glaxo Holdings
11-20-95                            5.73    600,000(f)       598,192
Hewlett-Packard
01-18-96                            5.73  5,000,000        4,935,045
Household Finance
11-15-95                            5.75  1,900,000        1,895,766
11-28-95                            5.75    900,000          896,132
Michigan Consolidated Gas
11-21-95                            5.70  3,900,000        3,887,758
Nestle Capital
11-03-95                            5.72  1,000,000          999,683
Penney (JC) Funding
11-20-95                            5.74  4,000,000        3,987,946
PepsiCo
11-27-95                            5.73  2,500,000        2,489,708
Pioneer Hi-Bred
11-28-95                            5.75  1,500,000        1,493,565
SAFECO
11-22-95                            5.74  1,300,000        1,295,662
12-12-95                            5.76  1,370,000        1,361,075
Sandoz
11-29-95                            5.75  1,600,000        1,592,882
01-29-96                            5.78    400,000          394,300
SmithKline Beecham
01-30-96                            5.75  2,100,000        2,072,719
Societe Generale North Amer
03-18-96                            5.79  3,050,000        2,980,519
Toyota Motor Credit
11-07-95                            5.72  4,600,000        4,595,630
Unilever Capital
12-01-95                            5.73  5,000,000(f)     4,976,250
USL Capital
11-10-95                            5.76  2,000,000        1,997,135

Total                                                     49,661,477
____________________________________________________________
__________________Letters of Credit (0.8%)
Bank of America - Hyundai
04-02-96                            5.80  2,300,000        2,240,967
____________________________________________________________
__________________Total short-term securities
(Cost: $56,086,219)                                    $  56,070,744
____________________________________________________________
__________________Total investments in securities
(Cost: $237,807,969)(m)                                 $258,395,575
____________________________________________________________
__________________
Notes to investments in securities
(a)        Securities are valued by procedures described in
Note 1 to the financial statements.
(b)       Presently non-income producing.
(c)Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the
currency indicated.
(d)For zero coupon bonds, the interest rate disclosed
represents the annualized effective yield on the date of
acquisition.
(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the
annualized effective yield from the date of acquisition to
interest reset date disclosed.
(f)Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of
the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under
guidelines established by the board of directors.
(g)Identifies issues considered to be illiquid as to their
marketability (see Note 1 to the financial statements).
Information concerning such security holdings as of Oct. 31,
1995, is as follows:

Security                     Acquisition           Purchase
                                   date            cost
____________________________________________________________
_______________
Qantas Air
7.50%, 2003                     06-24-93           $496,100

(h)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board of directors.
(i)Interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1995.
(j)This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.
(k) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. These securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(l) Partially pledged as initial deposit on the following open stock index futures purchase contracts
(see Note 5 to the financial statements):

Type of security               Contracts
____________________________________________________________
__________________S & P 500, Dec. 1995
68

(m)At Oct. 31, 1995, the cost of securities for federal income tax purposes was approximately $237,661,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                  $23,138,000
Unrealized depreciation                                  (2,404,000)
____________________________________________________________
__________________Net unrealized appreciation                         $20,734,000
____________________________________________________________
__________________
PAGE

IDS Life Series Fund, Inc.(Percentages represent value of investments
Oct. 31, 1995 (Unaudited)              compared to total net assets)
Government Securities Portfolio


Bonds (94.1%)
Issuer                         Coupon Maturity Principal   Value (a)
                                 rate     year   amount
U.S. government obligations (74.6%)
Resolution Funding             8.125%     2019$  400,000  $    473,980
RFCO Strips                      7.18     2009 2,660,000(b)1,082,061
                                 8.04     2012 1,300,000(b)  441,610
U.S. Treasury Bonds              7.50     2024   170,000     194,273
                                8.125     2019   500,000     601,780
                               10.375     2012   750,000   1,008,233
U.S. Treasury Notes             6.375     1997   850,000     860,378
                                7.375     1996   250,000     252,380
                                 7.75     2001 1,510,000   1,640,842
                                8.875     1999 2,450,000   2,678,389


Total                                                      9,233,926
____________________________________________________________
__________________Mortgage backed securities (19.5%)
Federal Natl Mtge Assn           6.50     2010   477,802     474,366
                                 7.00     2025   296,651     294,055
                                 8.50  2023-25 1,233,332   1,279,200
                                 9.00     2023   245,084     256,343
Govt Natl Mtge Assn              8.00     2017    99,270     102,311

Total                                                      2,406,275
____________________________________________________________
__________________Total bonds
(Cost: $10,967,345)                                       $11,640,201
____________________________________________________________
__________________

Short-term security (3.2%)
Issuer                        Annualized     Amount         Value(a)
                                yield on payable at
                                 date of   maturity
                                purchase
____________________________________________________________
__________________
U.S. government agency
Federal Home Loan Mtge Corp
Disc Note
12-22-95                           5.61%   $400,000    $     396,593
____________________________________________________________
__________________Total short-term security
(Cost: $396,849)                                       $     396,593
____________________________________________________________
__________________Total investments in securities
(Cost: $11,364,194)(c)                                   $12,036,794
____________________________________________________________
__________________See accompanying notes to financial
statements.
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)At Oct. 31, 1995, the cost of securities for federal income tax purposes was approximately $11,361,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $681,000
Unrealized depreciation                                      (5,000)
____________________________________________________________
__________________Net unrealized appreciation                                 $676,000
____________________________________________________________
__________________
PAGE

IDS Life Series Fund, Inc.(Percentages represent value of investments
Oct. 31, 1995                                         compared to net assets)
International Equity Portfolio (Unaudited)

Common stocks (95.0%)
Issuer                                       Shares         Value(a)
____________________________________________________________
__________________
Argentina (1.7%)
Energy
YPF                                          20,000      $   342,500
____________________________________________________________
__________________Australia (5.6%)
Airlines (2.2%)
Qantas Airways                               25,000(c)       441,815
____________________________________________________________
__________________Energy (1.8%)
Woodside Petroleum                           75,000          359,325
____________________________________________________________
__________________Metals (1.6%)
Golden Shamrock Mines                       600,000(b)       328,800
____________________________________________________________
__________________Austria (1.8%)
Electronics
Austria Mikro System                          2,000(b)       370,650
____________________________________________________________
__________________Bahamas (5.6%)
Industrial transportation (1.7%)
Teekay Shipping                              15,000          348,750
____________________________________________________________
__________________Restaurants (3.9%)
Sun Intl                                     25,600(b)       787,200
____________________________________________________________
__________________Belgium (2.2%)
Multi-industry conglomerates
Barco                                         4,000          451,260
____________________________________________________________
__________________Brazil (1.4%)
Retail
Lojas Arapua ADR                             29,000(c)       274,396
____________________________________________________________
__________________Canada (11.6%)
Energy (1.4%)
Gulf Canada                                  75,000          290,625
____________________________________________________________
_______________________________
Health care (2.1%)
Biovail                                      11,000(b)       426,250
____________________________________________________________
__________________Metals (8.1%)
Barrick Gold                                  5,000          115,625
Bre-X Minerals                               33,000(b)     1,169,982
Cambior                                      35,000          346,146

Total                                                      1,631,753
____________________________________________________________
__________________Chile (2.1%)
Miscellaneous
New World Infrastructure                    245,000(b)       430,955
____________________________________________________________
__________________Denmark (2.1%)
Miscellaneous
Scandinavian Mobility                        17,500(b)       416,395
____________________________________________________________
__________________Finland (1.0%)
Miscellaneous
Benefon                                       7,500          210,165
____________________________________________________________
__________________France (3.4%)
Electronics(1.5%)
SGS Thomson Microelec                         6,500(b)       294,125
____________________________________________________________
__________________Utilities-water (1.9%)
Cie Generale Des Eaux                         4,000          372,652
____________________________________________________________
__________________Germany (2.6%)
Industrial equipment & services (1.4%)
Mannesmann                                      850          279,750
____________________________________________________________
__________________Textiles & apparal (1.2%)
Tarkett                                      10,000(b,c,d)   238,687
____________________________________________________________
__________________Hong Kong (2.2%)
Automotive & related
Qingling Motor                            2,000,000          436,000
____________________________________________________________
__________________Indonesia (5.7%)
Food  (2.0%)
PT Sekar Bumi                               300,000(b)       396,300
____________________________________________________________
__________________Miscellaneous (1.6%)
Pt Komutsu Indonesia                        375,000(b)       330,251
____________________________________________________________
__________________Textiles & apparel (2.1%)
Roda Vivatex                                500,000          412,500
____________________________________________________________
__________________Ireland (2.7%)
Insurance
Irish Life                                  145,000          536,355
____________________________________________________________
__________________Italy (4.2%)
Health care (2.5%)
De Rigo S.p.A.                               24,000(b)       495,000
____________________________________________________________
__________________Utilities-telephone (1.7%)
Tele Italia                                 300,000(b)       333,300
____________________________________________________________
__________________Japan (2.4%)
Banks and savings & loans (1.2%)
Sanwa Bank                                   14,000(b)       238,322
____________________________________________________________
__________________Electronics (1.2%)
Kyocera                                       3,000          245,964
____________________________________________________________
__________________Malaysia (1.9%)
Communications equipment
Time Engineering                            150,000          383,700
____________________________________________________________
__________________Mexico (5.1%)
Food (1.5%)
Gruma                                       100,000(b)       294,736
____________________________________________________________
__________________Metals (2.0%)
Industrias Penoles                          108,000          406,231
____________________________________________________________
__________________Restaurants & lodging (1.6%)
Posadas de Mexico                         1,000,000(b)       315,780
____________________________________________________________
__________________Netherlands (1.7%)
Electronics (1.3%)
Advanced Semiconductor Engineering           20,000(b,c)     253,800
____________________________________________________________
__________________Textiles (0.4%)
Gucci Group                                   2,400(b)        72,000
____________________________________________________________
__________________Norway (2.5%)
Banks and savings & loans
Fokus Bank                                   95,000(b)       503,405
____________________________________________________________
__________________Philippines (5.4%)
Banks and savings & loans (2.3%)
Bankard                                   1,100,000(b)       454,300
____________________________________________________________
__________________Financial services (1.8%)
Filinvest                                   400,000(b,c)     353,600
____________________________________________________________
__________________Paper & packaging (1.3%)
Intl Container                              600,000(b)       253,200
____________________________________________________________
__________________South Korea (--%)
Electronics
Samsung                                          42(b)         4,964
____________________________________________________________
__________________Spain (2.5%)
Retail (0.6%)
Cortefiel                                     4,000          118,016
____________________________________________________________
__________________Utilities-telephone (1.9%)
Telefonica de Espana                         10,000          376,250
____________________________________________________________
__________________Sweden (5.8%)
Computers & office equipment (2.3%)
Wm  Data                                     12,500(b)       459,287
____________________________________________________________
__________________Metals (2.2%)
Hoganas                                      16,000          431,280
____________________________________________________________
__________________Miscellaneous (1.3%)
Nordbanken                                    9,000(b,c)     265,500
____________________________________________________________
__________________Taiwan (4.1%)
Miscellaneous
Acer                                         31,000(b,c)     406,875
Siliconware                                  26,500(b)       417,375

Total                                                        824,250
____________________________________________________________
__________________Thailand (3.0%)
Building materials (1.6%)
Siam City Cement                             20,000          330,600
____________________________________________________________
__________________Retail (1.4%)
Robinson Department Store                   140,000          280,840
____________________________________________________________
__________________United Kingdom (2.7%)
Computers & office equipment (1.0%)
JBA Holdings                                 33,000          199,815
____________________________________________________________
__________________Multi-industry (1.7%)
Thorn Emi                                    14,265          332,218
____________________________________________________________
__________________Other (2.0%)
Pt Tambang Timah                             33,000(b)       395,175
____________________________________________________________
__________________Total common stocks
(Cost: $17,664,475)                                      $19,028,992
____________________________________________________________
__________________

Short-term securities (11.8%)
Issue                         Annualized     Amount         Value(a)
                               yield on  payable at
                                date of    maturity
                                purchase
____________________________________________________________
__________________
U.S. government agency (8.8%)
Federal Home Loan Mtge Corp
Disc Nts
11-02-95                           5.62%   $303,000      $   302,953
11-06-95                            5.65    300,000          299,765
11-13-95                            5.65    200,000          199,625
11-17-95                            5.65    360,000          359,101
11-20-95                            5.63    600,000          598,224

Total                                                      1,759,668
____________________________________________________________
__________________Commercial paper (3.0%)
Cargill
11-01-95                            5.87    600,000          600,000
____________________________________________________________
__________________Total short-term securities
(Cost: $2,359,668)                                      $  2,359,668
____________________________________________________________
__________________Total investments in securities
(Cost: $20,024,143)(e)                                   $21,388,660
____________________________________________________________
__________________
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1
to the financial statements. Foreign security values are
stated in U.S. Dollars.
(b)      Presently non-income producing.
(c)Represents a security sold under Rule 144A, which is
exempt from registration under the Securities Act of 1933,
as amended.  This security has been determined to be liquid
under guidelines established by the board of directors.
(d)Partially pledged as initial deposit on the following
open stock index futures purchase contracts
(see Note 5 to the financial statements):
     Type of security
Contracts
 ____________________________________________
     Nikkei 225, Dec. 1995
11

(e)At Oct. 31, 1995, the cost of securities for federal income tax purposes was approximately $20,024,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                  $ 2,441,000
Unrealized depreciation                                  (1,076,000)
____________________________________________________________
__________________Net unrealized appreciation                              $ 1,365,000
____________________________________________________________
__________________
Directors and officers

President and interested director

Richard W. Kling
President, IDS Life.
____________________________________________________________
  __________________
Independent directors

Edward Landes
Retired, former development consultant.

Carl N. Platou
President emeritus and chief executive officer, Fairview
  Hospital and Healthcare Services.

Gordon H. Ritz
President, Con Rad Broadcasting Corp.
____________________________________________________________
  __________________
Interested director who is an officer and/or employee of American Express Financial Corporation

Janis E. Miller
Director and executive vice president, Variable Assets.
____________________________________________________________
  __________________
Other officers

Morris Goodwin, Jr.
Vice President and treasurer

Lorraine R. Hart
Vice president, Investments

Paul F. Kolkman
Vice president and chief actuary

Timothy S. Meehan
Secretary

William A. Stoltzmann
General counsel and assistant secretary

Melinda S. Urion
Vice president and controller
PAGE
American Express Financial Advisors

IDS Life Series Fund, Inc.
IDS Tower 10
Minneapolis, MN  55440-0010